Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (6.0%)
U.S. Government Securities (6.0%)
[1]	United States Treasury Note/Bond	4.625%	5/31/2031	165,217	169,541
[1]	United States Treasury Note/Bond	4.250%	6/30/2031	183,604	185,304
[1]	United States Treasury Note/Bond	3.625%	9/30/2031	145,592	142,464
[1]	United States Treasury Note/Bond	4.500%	12/31/2031	41,557	42,398
[1]	United States Treasury Note/Bond	4.375%	1/31/2032	152,122	154,154
	United States Treasury Note/Bond	4.000%	6/30/2032	135,452	134,399
[1]	United States Treasury Note/Bond	2.750%	8/15/2032	151,619	139,839
	United States Treasury Note/Bond	3.875%	9/30/2032	127,077	124,967
	United States Treasury Note/Bond	3.750%	10/31/2032	109,939	107,285
[1,2]	United States Treasury Note/Bond	4.125%	11/15/2032	185,811	185,201
	United States Treasury Note/Bond	3.875%	12/31/2032	167,408	164,380
	United States Treasury Note/Bond	4.000%	1/31/2033	131,404	129,931
[3]	United States Treasury Note/Bond	3.750%	2/28/2033	195,067	189,909
	United States Treasury Note/Bond	3.875%	8/15/2033	125,320	122,544
	United States Treasury Note/Bond	4.625%	2/15/2035	85,468	87,248
	United States Treasury Note/Bond	4.250%	5/15/2035	119,237	118,315
	United States Treasury Note/Bond	4.250%	8/15/2035	43,891	43,500
	United States Treasury Note/Bond	4.000%	11/15/2035	85,445	82,912
Total U.S. Government and Agency Obligations (Cost $2,347,673)					2,324,291
Asset-Backed/Commercial Mortgage-Backed Securities (1.2%)
[4,5,6]	Balboa Bay Loan Funding Ltd. Class 2A Series 2023-2, TSFR3M + 1.550%	5.225%	10/20/2036	5,260	5,275
[5,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.429%	9/15/2048	360	331
[5,6]	BANK Class A4 Series 2022-BNK40	3.502%	3/15/2064	8,479	7,890
[5,6]	BANK Class A4 Series 2022-BNK41	3.915%	4/15/2065	6,267	5,934
[5]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/2064	4,940	4,371
[5]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/2055	18,680	18,165
[5]	BANK Class A5 Series 2024-BNK48	5.053%	10/15/2057	6,760	6,786
[5,6]	BANK Class AS Series 2022-BNK40	3.502%	3/15/2064	960	872
[5,6]	BANK Class AS Series 2024-BNK48	5.355%	10/15/2057	7,700	7,684
[5,6]	BANK Class AS Series 2025-BNK49	6.025%	3/15/2058	9,430	9,768
[5,6]	BANK Class AS Series 2025-BNK50	6.072%	5/15/2068	3,190	3,308
[5]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/2054	3,760	3,322
[5]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/2054	7,114	6,372
[5,6]	BBCMS Mortgage Trust Class A5 Series 2022-C16	4.600%	6/15/2055	3,760	3,671
[5]	BBCMS Mortgage Trust Class A5 Series 2022-C17	4.441%	9/15/2055	4,250	4,125
[5,6]	BBCMS Mortgage Trust Class A5 Series 2023-C22	6.804%	11/15/2056	2,600	2,837
[5]	BBCMS Mortgage Trust Class A5 Series 2024-C24	5.419%	2/15/2057	7,170	7,365
[5]	BBCMS Mortgage Trust Class A5 Series 2024-C26	5.829%	5/15/2057	5,870	6,176
[5]	BBCMS Mortgage Trust Class A5 Series 2024-C28	5.403%	9/15/2057	5,600	5,739
[5]	BBCMS Mortgage Trust Class A5 Series 2024-C30	5.532%	11/15/2057	9,250	9,565
[5]	BBCMS Mortgage Trust Class A5 Series 2025-C32	5.720%	2/15/2062	7,520	7,900
[5,6]	BBCMS Mortgage Trust Class A5 Series 2025-C35	5.586%	7/15/2058	5,630	5,848
[5]	BBCMS Mortgage Trust Class AS Series 2024-C24	5.867%	2/15/2057	2,735	2,828
[5,6]	BBCMS Mortgage Trust Class AS Series 2024-C30	5.831%	11/15/2057	15,858	16,449
[5,6]	BBCMS Mortgage Trust Class AS Series 2025-C35	5.843%	7/15/2058	2,110	2,169
[5]	Benchmark Mortgage Trust Class A4 Series 2023-B38	5.525%	4/15/2056	6,760	6,974
[5,6]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/2055	7,800	7,544
[5]	Benchmark Mortgage Trust Class AS Series 2025-B41	5.754%	7/15/2068	3,620	3,717
[4,5,6]	Benefit Street Partners CLO IV Ltd. Class BR5 Series 2014-IVA, TSFR3M + 1.550%	5.225%	10/20/2038	6,690	6,712
[5]	BMO Mortgage Trust Class A5 Series 2023-C7	6.160%	12/15/2056	10,930	11,566
[5,6]	BMO Mortgage Trust Class A5 Series 2024-C10	5.478%	11/15/2057	5,620	5,768
[5,6]	BMO Mortgage Trust Class A5 Series 2024-C10	5.729%	11/15/2057	5,620	5,748
[5,6]	BMO Mortgage Trust Class A5 Series 2024-C8	5.598%	3/15/2057	9,440	9,767
[5]	BMO Mortgage Trust Class A5 Series 2024-C9	5.759%	7/15/2057	10,690	11,174
[5]	BMO Mortgage Trust Class A5 Series 2025-C11	5.687%	2/15/2058	10,180	10,614
[5]	BMO Mortgage Trust Class A5 Series 2025-C13	5.353%	10/15/2058	13,750	13,970
[5]	BMO Mortgage Trust Class A5 Series 2026-C14	5.317%	2/15/2059	9,620	9,756
[5,6]	BMO Mortgage Trust Class AS Series 2024-C8	5.911%	3/15/2057	1,850	1,908
[5]	BMO Mortgage Trust Class AS Series 2025-C11	5.978%	2/15/2058	6,320	6,588

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	BMO Mortgage Trust Class AS Series 2026-C14	5.522%	2/15/2059	1,420	1,424
[5,6]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/2050	1,340	1,313
[5,6]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/2050	820	805
[5,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/2049	1,000	554
[5,6]	CD Mortgage Trust Class C Series 2018-CD7	4.999%	8/15/2051	1,350	1,259
[4,5,6]	CIFC Funding Ltd. Class B Series 2025-6A, TSFR3M + 1.550%	5.216%	10/23/2038	2,680	2,693
[5]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/2050	1,000	905
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.480%	9/10/2058	900	779
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.389%	9/15/2050	1,000	820
[4,5]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/2046	487	483
[5,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.339%	8/15/2048	780	754
[4,5]	Domino's Pizza Master Issuer LLC Class A2II Series 2025-1A	5.217%	7/25/2055	2,920	2,894
[4,5,6]	Dryden 90 CLO Ltd. Class BR Series 2021-90A, TSFR3M + 1.600%	5.253%	11/15/2038	6,590	6,619
[4,5,6]	Elmwood CLO 21 Ltd. Class AR2 Series 2022-8A, TSFR3M + 1.550%	5.223%	10/15/2038	6,650	6,678
[4,5,6]	Flatiron CLO 24 Ltd. Class BR Series 2023-2A, TSFR3M + 1.400%	4.993%	1/15/2039	5,990	5,996
[4,5,6,7]	GCM CLO Ltd. Class B Series 2026-1A, TSFR3M + 1.600%	1.000%	7/20/2039	6,920	6,920
[4,5,6]	Goldentree Loan Management U.S. CLO 28 Ltd. Class B Series 2026-28A, TSFR3M + 1.400%	5.067%	10/20/2039	9,510	9,497
[5,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.468%	9/10/2047	4,615	4,038
[5,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.700%	10/10/2048	910	291
[4,5,6]	Houston Galleria Mall Trust Class A Series 2025-HGLR	5.644%	2/5/2045	8,530	8,725
[4,5]	Jersey Mike's Funding Class A2 Series 2025-1A	5.610%	8/16/2055	1,920	1,945
[4,5]	Jersey Mike's Funding LLC Class A2 Series 2024-1A	5.636%	2/15/2055	7,455	7,534
[4,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.769%	11/15/2043	246	235
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2025-C35	5.633%	8/15/2058	4,210	4,391
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2025-C35	5.970%	8/15/2058	8,910	9,268
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.082%	7/15/2046	1,830	1,693
[4,5]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/2032	1,870	1,758
[5,6]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/2054	1,900	1,699
[4,5]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/2030	2,952	2,819
[5,6]	MSWF Commercial Mortgage Trust Class A5 Series 2023-2	6.014%	12/15/2056	16,150	17,144
[4,5,6]	OCP Aegis CLO Ltd. Class B1R Series 2024-39A, TSFR3M + 1.400%	5.080%	4/16/2038	7,240	7,231
[4,5,6]	OCP CLO Ltd. Class BR Series 2023-30A, TSFR3M + 1.550%	5.223%	1/24/2039	7,590	7,618
[4,5,6]	Rowe CLO Ltd. Class B Series 2026-1A, TSFR3M + 1.550%	5.231%	4/20/2039	10,050	10,082
[4,5,6]	RR 44 Ltd. Class A2 Series 2026-44A, TSFR3M + 1.400%	5.072%	4/15/2041	10,070	10,080
[4,5]	SLG Office Trust Class A Series 2021-OVA	2.585%	7/15/2041	4,720	4,211
[4,5]	Subway Funding LLC Class A2II Series 2024-1A	6.268%	7/30/2054	9,895	9,961
[4,5]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/2036	2,500	2,324
[4,5,6]	Wellington Management CLO 1 Ltd. Class AR Series 2023-1A, TSFR3M + 1.550%	5.225%	10/20/2038	4,130	4,140
[5]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2024-C63	5.309%	8/15/2057	11,980	12,179
[5]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2025-C65	5.292%	10/15/2058	6,940	7,027
[5]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/2050	996	667
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/2051	1,380	1,294
[4,5,6]	WFLD Mortgage Trust Class A Series 2014-MONT	3.880%	8/10/2031	3,703	3,644
[5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/2047	1,505	1,301
[5,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/2047	1,410	620
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $463,590)					460,868
Corporate Bonds (85.9%)
Communications (6.8%)
	Airbnb Inc.	5.250%	3/16/2036	27,230	27,148
	Alphabet Inc.	4.400%	2/15/2033	89,873	88,389
	Alphabet Inc.	4.700%	11/15/2035	49,290	48,313
	Alphabet Inc.	4.800%	2/15/2036	21,631	21,320
[4]	Altice France SA	6.500%	4/15/2032	1,509	1,485
	AMC Global Media Inc.	4.250%	2/15/2029	95	83
	AT&T Inc.	2.750%	6/1/2031	30,000	27,372
	AT&T Inc.	2.250%	2/1/2032	95,281	83,108
	AT&T Inc.	4.750%	4/30/2033	102,421	101,047
	AT&T Inc.	2.550%	12/1/2033	56,237	47,499
	AT&T Inc.	5.400%	2/15/2034	59,344	60,408
	AT&T Inc.	5.375%	8/15/2035	163,145	164,228
[4]	Black Pearl Compute LLC	6.125%	2/15/2031	475	482
[4]	Cable One Inc.	4.000%	11/15/2030	1,310	917
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	616	616
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/2030	5,825	5,522
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/2030	2,000	1,866
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/2031	2,325	2,110
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/2032	90	81
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/2032	2,200	1,934
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.000%	2/1/2033	800	789

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/2032	59,341	50,784
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/2033	2,000	1,856
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.650%	2/1/2034	70,848	73,501
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.550%	6/1/2034	113,987	117,722
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/2035	16,715	16,862
	Comcast Corp.	4.250%	1/15/2033	22,261	21,445
	Comcast Corp.	5.300%	6/1/2034	20,400	20,657
	Comcast Corp.	4.400%	8/15/2035	18,960	17,873
	Comcast Corp.	2.937%	11/1/2056	20,000	11,011
[4]	Cox Communications Inc.	4.800%	2/1/2035	22,625	20,614
[4]	CSC Holdings LLC	11.750%	1/31/2029	1,140	815
[4]	CSC Holdings LLC	3.375%	2/15/2031	4,765	2,859
	Deutsche Telekom International Finance BV	9.250%	6/1/2032	5,000	6,124
[4]	Directv Financing LLC	8.875%	2/1/2030	1,380	1,406
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	10.000%	2/15/2031	2,565	2,668
	Discovery Global Holdings Inc.	4.279%	3/15/2032	1,765	1,599
	Discovery Global Holdings Inc.	5.050%	3/15/2042	2,655	1,906
	Discovery Global Holdings Inc.	5.141%	3/15/2052	492	325
[4]	DISH Network Corp.	11.750%	11/15/2027	4,973	5,130
	Expedia Group Inc.	5.400%	2/15/2035	5,000	4,960
[4]	Flash Compute LLC	7.250%	12/31/2030	685	699
	Fox Corp.	6.500%	10/13/2033	10,391	11,156
[4]	HUT 8 DC LLC	6.192%	11/15/2042	20,324	20,527
[4]	Level 3 Financing Inc.	3.875%	11/15/2029	230	213
[4]	Match Group Holdings II LLC	4.625%	6/1/2028	2,100	2,073
[4]	Meridian Arc Holdco LLC	6.250%	4/30/2031	750	750
	Meta Platforms Inc.	4.600%	11/15/2032	101,090	99,815
[7]	Meta Platforms Inc.	4.875%	5/15/2033	149,297	149,230
	Meta Platforms Inc.	4.875%	11/15/2035	113,613	110,782
[7]	Meta Platforms Inc.	5.250%	5/15/2036	131,236	130,868
[4]	Midcontinent Communications	8.000%	8/15/2032	3,885	3,665
[4]	Nexstar Media Inc.	6.500%	9/15/2033	2,260	2,278
[4,8]	OAK-Eagle Acquireco Inc.	6.250%	7/1/2033	1,400	1,688
[4]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	811	835
[4]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	1,215	1,262
	Omnicom Group Inc.	2.600%	8/1/2031	14,000	12,560
	Omnicom Group Inc.	5.375%	6/15/2033	2,000	1,994
[4]	Orange SA	4.750%	1/13/2033	50,110	49,479
	Paramount Global	4.200%	6/1/2029	1,510	1,455
	Paramount Global	4.200%	5/19/2032	3,075	2,686
	Paramount Global	5.500%	5/15/2033	2,500	2,269
	Paramount Global	5.850%	9/1/2043	1,740	1,280
	Paramount Global	4.950%	5/19/2050	1,760	1,107
[4,7]	PR RNO Property Owner 1 LLC	6.500%	5/1/2031	2,676	2,653
[4,5]	RD Michigan Property Owner I LLC	7.500%	3/30/2045	27,146	27,180
	Rogers Communications Inc.	3.800%	3/15/2032	30,539	28,533
	Rogers Communications Inc.	5.300%	2/15/2034	20,014	19,916
	Rogers Communications Inc.	7.000%	4/15/2055	515	526
[4]	Scripps Escrow II Inc.	3.875%	1/15/2029	325	308
	Sprint Capital Corp.	8.750%	3/15/2032	112,962	134,361
[4]	Sunrise FinCo I BV	4.875%	7/15/2031	1,620	1,556
[4,5]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	560	551
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	5,000	5,663
[9]	Time Warner Cable LLC	5.750%	6/2/2031	9,700	12,948
	T-Mobile USA Inc.	2.250%	11/15/2031	20,078	17,631
	T-Mobile USA Inc.	5.125%	5/15/2032	30,000	30,379
	T-Mobile USA Inc.	4.625%	1/15/2033	75,000	73,590
	T-Mobile USA Inc.	5.200%	1/15/2033	7,280	7,393
	T-Mobile USA Inc.	5.150%	4/15/2034	19,830	19,909
	T-Mobile USA Inc.	4.700%	1/15/2035	11,500	11,080
	T-Mobile USA Inc.	5.300%	5/15/2035	8,372	8,422
	Uber Technologies Inc.	4.800%	9/15/2034	48,025	47,061
	Uber Technologies Inc.	4.800%	9/15/2035	23,575	22,929
[4]	Univision Communications Inc.	8.500%	7/31/2031	4,335	4,400
[4]	Univision Communications Inc.	9.375%	8/1/2032	1,785	1,848
[4]	Univision Communications Inc.	8.875%	4/15/2033	990	995
	Verizon Communications Inc.	2.355%	3/15/2032	117,550	102,796
	Verizon Communications Inc.	4.750%	1/15/2033	100,602	99,345
	Verizon Communications Inc.	4.500%	8/10/2033	13,000	12,615
	Verizon Communications Inc.	4.780%	2/15/2035	25,823	25,056

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	5.250%	4/2/2035	125,000	125,021
	Verizon Communications Inc.	5.000%	1/15/2036	58,333	56,947
	Verizon Communications Inc.	6.000%	11/30/2065	14,390	13,863
[4]	Virgin Media Finance plc	5.000%	7/15/2030	825	695
[4]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	1,135	1,020
	Walt Disney Co.	4.625%	3/14/2036	31,171	30,305
[4]	WULF Compute LLC	7.750%	10/15/2030	1,305	1,371
					2,622,371
Consumer Discretionary (4.7%)
[4]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/2028	2,615	2,567
[4,7]	A&K Travel Group Holdings Ltd.	7.500%	5/15/2033	550	553
[8]	Accor SA	3.500%	3/4/2033	2,100	2,350
[4]	Advance Auto Parts Inc.	7.000%	8/1/2030	690	712
[4]	Advance Auto Parts Inc.	7.375%	8/1/2033	3,335	3,433
	Amazon.com Inc.	4.550%	3/13/2033	83,260	82,183
	Amazon.com Inc.	4.875%	3/13/2036	163,080	160,667
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	485	479
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	785	749
	American Honda Finance Corp.	5.050%	7/10/2031	21,990	22,102
	American Honda Finance Corp.	5.150%	7/9/2032	50,000	50,135
	American Honda Finance Corp.	5.200%	4/8/2033	9,935	9,925
	American Honda Finance Corp.	4.900%	1/10/2034	12,500	12,238
	American Honda Finance Corp.	5.100%	1/8/2036	31,415	30,698
	AutoZone Inc.	1.650%	1/15/2031	19,464	16,976
	AutoZone Inc.	4.750%	8/1/2032	27,773	27,556
	AutoZone Inc.	5.200%	8/1/2033	4,000	4,046
	AutoZone Inc.	6.550%	11/1/2033	2,000	2,183
	AutoZone Inc.	5.400%	7/15/2034	42,500	43,253
	Bath & Body Works Inc.	7.500%	6/15/2029	1,655	1,681
	Bath & Body Works Inc.	6.875%	11/1/2035	1,200	1,184
[4,10]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	843	927
[4,8]	Betclic Everest Group SAS	5.125%	12/10/2031	605	708
	BorgWarner Inc.	5.400%	8/15/2034	14,190	14,399
[4]	Carnival Corp.	5.125%	5/1/2029	1,375	1,370
[4]	Carnival Corp.	5.875%	6/15/2031	1,250	1,268
[4]	Champ Acquisition Corp.	8.375%	12/1/2031	1,985	2,099
[4]	Churchill Downs Inc.	5.500%	4/1/2027	590	589
[4]	Churchill Downs Inc.	4.750%	1/15/2028	2,175	2,157
[4,8]	Clarios Global LP / Clarios US Finance Co.	4.750%	6/15/2031	500	585
	Dana Inc.	4.250%	9/1/2030	1,550	1,484
	Dana Inc.	4.500%	2/15/2032	330	311
	eBay Inc.	6.300%	11/22/2032	5,790	6,243
	eBay Inc.	5.125%	11/6/2035	20,000	19,762
[4]	ERAC USA Finance LLC	5.250%	4/30/2036	70,000	69,876
	Ferguson Enterprises Inc.	4.350%	3/15/2031	20,075	19,776
	Ferguson Enterprises Inc.	5.000%	10/3/2034	7,000	6,954
[4]	Flutter Treasury DAC	5.875%	6/4/2031	6,675	6,628
	Ford Motor Co.	3.250%	2/12/2032	62,757	55,061
	Ford Motor Co.	6.100%	8/19/2032	23,000	23,426
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	8,000	7,510
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	20,000	20,339
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	20,000	18,227
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	20,000	20,289
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	37,625	38,937
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	24,990	24,778
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	14,405	15,280
	Ford Motor Credit Co. LLC	6.500%	2/7/2035	15,000	15,306
	General Motors Financial Co. Inc.	2.700%	6/10/2031	20,580	18,523
	General Motors Financial Co. Inc.	5.600%	6/18/2031	27,000	27,757
	General Motors Financial Co. Inc.	3.100%	1/12/2032	77,941	70,416
	General Motors Financial Co. Inc.	5.625%	4/4/2032	55,000	56,415
	General Motors Financial Co. Inc.	6.400%	1/9/2033	25,075	26,667
	General Motors Financial Co. Inc.	6.100%	1/7/2034	37,000	38,618
	General Motors Financial Co. Inc.	5.950%	4/4/2034	40,000	41,382
	General Motors Financial Co. Inc.	5.450%	9/6/2034	7,000	7,005
	General Motors Financial Co. Inc.	5.900%	1/7/2035	4,000	4,102
	General Motors Financial Co. Inc.	6.150%	7/15/2035	25,000	26,030
	General Motors Financial Co. Inc.	5.450%	1/8/2036	8,865	8,802
[4]	Gildan Activewear Inc.	5.400%	10/7/2035	13,420	13,127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	1,088	1,043
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	1,520	1,504
[4]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	430	427
	Home Depot Inc.	4.650%	9/15/2035	5,000	4,868
	Honda Motor Co. Ltd.	5.337%	7/8/2035	5,466	5,462
	Hyatt Hotels Corp.	5.750%	3/30/2032	5,350	5,529
	Hyatt Hotels Corp.	5.500%	6/30/2034	13,452	13,654
[4,8,10]	IHO Verwaltungs GmbH, 6.375% PIK or 5.625% Cash	5.625%	5/15/2031	100	119
[4,10]	IHO Verwaltungs GmbH, 8.125% PIK or 7.375% Cash	7.375%	5/15/2033	450	457
[4]	Light & Wonder International Inc.	7.500%	9/1/2031	1,600	1,668
[4]	Light & Wonder International Inc.	6.250%	10/1/2033	630	626
[4]	Lithia Motors Inc.	4.625%	12/15/2027	1,017	1,011
	Lowe's Cos. Inc.	3.750%	4/1/2032	5,663	5,378
	Lowe's Cos. Inc.	4.500%	10/15/2032	159,830	157,056
	Lowe's Cos. Inc.	4.850%	10/15/2035	84,004	81,959
	Marriott International Inc.	4.500%	10/15/2031	41,383	40,890
	Marriott International Inc.	4.500%	5/1/2033	16,885	16,345
	Marriott International Inc.	5.250%	10/15/2035	58,803	58,628
[4]	Melco Resorts Finance Ltd.	5.375%	12/4/2029	65	64
[4]	Men's Wearhouse LLC	9.000%	2/1/2031	135	143
	MGM Resorts International	6.500%	4/15/2032	400	405
[4]	MIWD Holdco II LLC / MIWD Finance Corp.	5.500%	2/1/2030	495	457
[4]	NCL Corp. Ltd.	7.750%	2/15/2029	1,040	1,086
[4]	NCL Corp. Ltd.	5.875%	1/15/2031	755	734
[4]	NCL Corp. Ltd.	6.750%	2/1/2032	1,700	1,692
[4]	Newell Brands Inc.	8.500%	6/1/2028	2,040	2,131
	Newell Brands Inc.	6.625%	9/15/2029	743	743
	Newell Brands Inc.	6.375%	5/15/2030	495	485
	Newell Brands Inc.	7.375%	4/1/2036	440	419
	Newell Brands Inc.	7.500%	4/1/2046	4,000	3,442
[4]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	695	690
[4]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	4,890	4,817
[4]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	1,250	1,319
[4]	Ontario Gaming GTA LP / OTG Co-Issuer Inc.	8.000%	8/1/2030	495	489
	O'Reilly Automotive Inc.	1.750%	3/15/2031	10,250	8,966
	O'Reilly Automotive Inc.	4.700%	6/15/2032	8,000	7,974
	O'Reilly Automotive Inc.	5.000%	8/19/2034	4,613	4,576
	O'Reilly Automotive Inc.	5.100%	3/12/2036	28,900	28,575
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.250%	7/15/2029	1,205	1,160
[4]	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Millennium Operations LLC	8.625%	1/15/2032	455	463
[4]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc. / Canada's Wonderland Co.	6.625%	5/1/2032	750	763
[4]	Stellantis Finance US Inc.	6.450%	3/18/2035	42,960	42,896
[8]	Stellantis NV	4.625%	6/6/2035	8,100	9,214
	Toll Brothers Finance Corp.	5.600%	6/15/2035	10,000	10,251
	Toyota Motor Credit Corp.	4.600%	3/11/2033	31,870	31,432
	Toyota Motor Credit Corp.	4.800%	1/11/2036	32,529	31,942
[4]	Vail Resorts Inc.	5.625%	7/15/2030	1,380	1,378
[4]	Vail Resorts Inc.	6.500%	5/15/2032	2,030	2,071
[8]	Volkswagen International Finance NV	4.375%	Perpetual	3,900	4,349
	Whirlpool Corp.	6.125%	6/15/2030	335	328
	Whirlpool Corp.	6.500%	6/15/2033	2,881	2,759
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	1,655	1,628
[4]	Wyndham Hotels & Resorts Inc.	5.625%	3/1/2033	685	678
[4]	Wynn Macau Ltd.	5.625%	8/26/2028	475	472
[4]	Wynn Macau Ltd.	5.125%	12/15/2029	315	308
[4]	ZF North America Capital Inc.	7.500%	3/24/2031	4,785	4,803
[4]	ZF North America Capital Inc.	6.875%	4/23/2032	690	675
					1,822,204
Consumer Staples (4.5%)
[4]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.500%	3/31/2031	345	343
[4]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.750%	3/31/2034	475	463
	Altria Group Inc.	2.450%	2/4/2032	63,034	55,496
	Altria Group Inc.	5.625%	2/6/2035	12,151	12,465
	Altria Group Inc.	5.250%	8/6/2035	25,000	24,954
	BAT Capital Corp.	2.726%	3/25/2031	103,204	94,282
	BAT Capital Corp.	4.742%	3/16/2032	31,850	31,813
	BAT Capital Corp.	5.350%	8/15/2032	37,955	39,013
	BAT Capital Corp.	7.750%	10/19/2032	18,000	20,646
	BAT Capital Corp.	4.625%	3/22/2033	37,130	36,378

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BAT Capital Corp.	6.421%	8/2/2033	45,915	49,795
	BAT Capital Corp.	6.000%	2/20/2034	26,000	27,494
	BAT Capital Corp.	5.625%	8/15/2035	16,000	16,500
	BAT Capital Corp.	4.758%	9/6/2049	5,000	4,141
	BAT Capital Corp.	5.650%	3/16/2052	1,790	1,658
	BAT Capital Corp.	7.081%	8/2/2053	8,210	9,084
	BAT Capital Corp.	6.250%	8/15/2055	14,950	15,072
[8]	British American Tobacco plc	3.750%	Perpetual	8,200	9,438
[8]	British American Tobacco plc	4.750%	Perpetual	2,600	2,972
[4]	Chobani LLC / Chobani Finance Corp. Inc.	6.375%	4/15/2034	550	561
[11]	Coles Group Treasury Pty Ltd.	5.800%	7/15/2031	10,000	7,212
	Constellation Brands Inc.	4.950%	11/1/2035	31,720	30,792
[8]	Energizer Gamma Acquisition BV	3.500%	6/30/2029	672	753
[4]	Energizer Holdings Inc.	4.375%	3/31/2029	4,400	4,233
[4]	Energizer Holdings Inc.	6.000%	9/15/2033	1,015	970
[4,8]	Froneri Lux FinCo Sarl	4.750%	8/1/2032	800	910
[4]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	785	777
	Haleon US Capital LLC	3.625%	3/24/2032	16,635	15,659
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co Holdings	5.950%	4/20/2035	34,195	35,340
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	3.625%	1/15/2032	28,755	26,605
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	3.000%	5/15/2032	127,440	113,495
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.750%	4/1/2033	57,820	59,528
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.750%	3/15/2034	4,815	5,245
[8]	JT International Financial Services BV	3.870%	9/4/2055	4,100	4,664
[4]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/2029	660	691
[4]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	7.125%	4/30/2033	540	546
	Kraft Heinz Foods Co.	5.200%	3/15/2032	16,032	16,240
	Kraft Heinz Foods Co.	6.750%	3/15/2032	17,916	19,387
	Kraft Heinz Foods Co.	5.400%	3/15/2035	12,000	12,072
	Kraft Heinz Foods Co.	4.375%	6/1/2046	15,000	11,747
	Kroger Co.	5.000%	9/15/2034	78,519	77,519
[4]	Mars Inc.	5.000%	3/1/2032	87,605	88,858
[4]	Mars Inc.	5.200%	3/1/2035	84,170	84,854
	Mondelez International Inc.	3.000%	3/17/2032	10,000	9,071
[4]	Opal Bidco SAS	6.500%	3/31/2032	4,245	4,325
[4]	Performance Food Group Inc.	4.250%	8/1/2029	525	509
[4]	Performance Food Group Inc.	5.625%	3/1/2034	915	896
	Philip Morris International Inc.	4.750%	11/1/2031	49,190	49,447
	Philip Morris International Inc.	4.250%	10/29/2032	113,500	110,226
	Philip Morris International Inc.	5.750%	11/17/2032	49,069	51,614
	Philip Morris International Inc.	5.375%	2/15/2033	75,195	77,288
	Philip Morris International Inc.	5.625%	9/7/2033	15,000	15,650
	Philip Morris International Inc.	5.250%	2/13/2034	94,293	96,033
	Philip Morris International Inc.	4.900%	11/1/2034	34,605	34,375
	Philip Morris International Inc.	4.875%	4/30/2035	35,010	34,593
	Philip Morris International Inc.	4.625%	10/29/2035	23,005	22,175
	Philip Morris International Inc.	4.875%	4/29/2036	37,680	36,898
	Pilgrim's Pride Corp.	3.500%	3/1/2032	4,682	4,277
[4]	Post Holdings Inc.	6.250%	2/15/2032	320	327
[4]	Post Holdings Inc.	6.375%	3/1/2033	675	675
[4]	Post Holdings Inc.	6.250%	10/15/2034	225	222
[4]	Post Holdings Inc.	6.500%	3/15/2036	1,365	1,356
	Reynolds American Inc.	5.700%	8/15/2035	12,500	12,859
	Tyson Foods Inc.	5.700%	3/15/2034	11,190	11,584
	Tyson Foods Inc.	4.950%	2/20/2036	18,315	17,846
	Walmart Inc.	4.450%	4/30/2033	37,340	37,170
	Walmart Inc.	4.750%	4/30/2036	32,775	32,560
					1,732,641
Energy (6.8%)
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/2032	675	693
	Antero Resources Corp.	5.400%	2/1/2036	25,000	24,567
	APA Corp.	6.100%	2/15/2035	5,500	5,695
[4]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	5.875%	6/30/2029	2,100	2,103
[4]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	10/15/2032	760	780
[4]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	7/15/2033	1,000	1,028
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.350%	6/15/2031	32,957	32,560
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.650%	6/15/2033	51,120	50,323
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	5.000%	6/15/2036	75,580	74,381
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/2029	2,615	2,706

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.250%	7/15/2032	250	261
	Boardwalk Pipelines LP	3.400%	2/15/2031	6,837	6,392
	Boardwalk Pipelines LP	3.600%	9/1/2032	5,000	4,618
	BP Capital Markets America Inc.	2.721%	1/12/2032	65,740	59,510
	BP Capital Markets America Inc.	4.812%	2/13/2033	88,110	88,345
	BP Capital Markets America Inc.	4.893%	9/11/2033	26,674	26,793
	BP Capital Markets America Inc.	5.227%	11/17/2034	51,110	52,088
[4]	California Resources Corp.	7.000%	1/15/2034	610	622
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	16,118	17,961
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	19,546	21,137
	Cenovus Energy Inc.	2.650%	1/15/2032	38,257	34,193
	Cheniere Energy Inc.	5.650%	4/15/2034	10,000	10,304
[4]	Cheniere Energy Inc.	5.200%	7/30/2036	16,680	16,492
	Cheniere Energy Partners LP	4.000%	3/1/2031	34,083	32,821
	Cheniere Energy Partners LP	3.250%	1/31/2032	108,052	98,852
	Cheniere Energy Partners LP	5.950%	6/30/2033	6,375	6,690
	Cheniere Energy Partners LP	5.550%	10/30/2035	20,460	20,845
[4]	Chord Energy Corp.	6.000%	10/1/2030	815	832
[4]	CNX Resources Corp.	7.375%	1/15/2031	483	498
[4]	CNX Resources Corp.	5.875%	3/1/2034	910	902
[4]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/2034	12,890	13,164
[4]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/2033	6,000	6,334
	Coterra Energy Inc.	5.600%	3/15/2034	42,450	43,528
	Coterra Energy Inc.	5.400%	2/15/2035	32,802	33,074
	DCP Midstream Operating LP	3.250%	2/15/2032	29,665	27,118
[4]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/2030	1,204	1,270
	Diamondback Energy Inc.	6.250%	3/15/2033	68,000	72,844
	Diamondback Energy Inc.	5.400%	4/18/2034	35,195	35,926
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	17,500	18,198
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	8,880	9,012
	Empresa Nacional del Petroleo	5.250%	11/6/2029	24,953	25,216
	Enbridge Inc.	5.700%	3/8/2033	27,000	27,981
	Enbridge Inc.	5.625%	4/5/2034	45,000	46,454
	Enbridge Inc.	5.450%	3/27/2036	61,080	61,688
	Energy Transfer LP	5.750%	2/15/2033	54,210	56,410
	Energy Transfer LP	6.550%	12/1/2033	53,840	58,328
	Energy Transfer LP	5.550%	5/15/2034	20,000	20,400
	Energy Transfer LP	5.700%	4/1/2035	35,000	35,871
	Energy Transfer LP	5.350%	1/15/2036	22,320	22,184
	Enterprise Products Operating LLC	5.350%	1/31/2033	17,135	17,678
	Enterprise Products Operating LLC	6.875%	3/1/2033	8,660	9,684
	Enterprise Products Operating LLC	5.200%	1/15/2036	33,910	34,228
	EOG Resources Inc.	5.350%	1/15/2036	25,000	25,357
	EOG Resources Inc.	5.650%	12/1/2054	13,110	12,716
	EQT Corp.	4.500%	1/15/2029	10	10
	EQT Corp.	7.500%	6/1/2030	1,048	1,138
[4]	EQT Corp.	3.625%	5/15/2031	18,000	16,935
	Equinor ASA	4.750%	11/14/2035	16,300	16,042
[4]	Excelerate Energy LP	8.000%	5/15/2030	1,475	1,564
	Expand Energy Corp.	4.750%	2/1/2032	37,825	37,082
	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	2,969	2,666
	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/2036	27,450	23,792
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/2033	610	641
	Genesis Energy LP / Genesis Energy Finance Corp.	6.750%	3/15/2034	375	378
	Helmerich & Payne Inc.	2.900%	9/29/2031	24,395	21,915
	Hess Corp.	7.125%	3/15/2033	2,000	2,271
	Kinder Morgan Energy Partners LP	7.400%	3/15/2031	4,931	5,508
	Kinder Morgan Inc.	7.750%	1/15/2032	990	1,133
	Kinder Morgan Inc.	5.850%	6/1/2035	17,340	18,168
	Kinder Morgan Inc.	3.600%	2/15/2051	8,000	5,533
[4]	Kinetik Holdings LP	6.625%	12/15/2028	215	219
[4]	Kinetik Holdings LP	5.875%	6/15/2030	170	171
	Marathon Petroleum Corp.	5.700%	3/1/2035	50,000	51,337
[4]	Matador Resources Co.	6.000%	4/15/2034	765	768
	MPLX LP	5.000%	1/15/2033	25,000	24,876
	MPLX LP	5.400%	9/15/2035	25,000	24,945
	MPLX LP	5.300%	4/1/2036	35,000	34,411
[4]	Noble Finance II LLC	8.000%	4/15/2030	110	114
	Occidental Petroleum Corp.	7.500%	5/1/2031	22,195	24,713
	Occidental Petroleum Corp.	5.550%	10/1/2034	52,500	53,441

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Inc.	6.350%	1/15/2031	8,757	9,300
	ONEOK Inc.	6.100%	11/15/2032	28,679	30,272
	ONEOK Inc.	6.050%	9/1/2033	11,330	11,910
	ONEOK Inc.	5.650%	9/1/2034	23,300	23,827
	Ovintiv Inc.	7.200%	11/1/2031	4,750	5,233
	Ovintiv Inc.	7.375%	11/1/2031	15,232	16,926
	Ovintiv Inc.	6.250%	7/15/2033	2,000	2,118
[5]	Petroleos Mexicanos	8.750%	6/2/2029	1,631	1,745
	Petronas Capital Ltd.	3.500%	4/21/2030	23,232	22,477
	Petronas Capital Ltd.	5.340%	4/3/2035	26,592	27,412
	Phillips 66 Co.	5.875%	3/15/2056	10,000	9,960
	Phillips 66 Co.	6.200%	3/15/2056	10,000	10,028
	Plains All American Pipeline LP / PAA Finance Corp.	5.700%	9/15/2034	10,921	11,176
	Plains All American Pipeline LP / PAA Finance Corp.	5.600%	1/15/2036	25,270	25,322
[4]	Saudi Arabian Oil Co.	4.375%	2/2/2031	51,200	50,242
	Schlumberger Investment	4.800%	5/7/2033	23,740	23,678
	Schlumberger Investment	5.150%	5/7/2036	50,000	49,960
	Shell Finance US Inc.	4.750%	1/6/2036	25,000	24,547
[4]	SM Energy Co.	6.750%	8/1/2029	500	513
[4]	SM Energy Co.	8.625%	11/1/2030	2,058	2,177
[4]	SM Energy Co.	8.750%	7/1/2031	553	580
[4]	SM Energy Co.	7.000%	8/1/2032	3,585	3,676
[4]	SM Energy Co.	9.625%	6/15/2033	3,495	3,897
[4]	SM Energy Co.	6.625%	4/15/2034	1,140	1,156
	Suncor Energy Inc.	7.150%	2/1/2032	27,141	30,091
[4]	Sunoco LP	5.625%	3/15/2031	780	783
[4]	Sunoco LP	5.375%	7/15/2031	475	473
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/2030	1,545	1,553
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.750%	3/15/2034	265	271
	Targa Resources Corp.	4.200%	2/1/2033	21,973	20,858
	Targa Resources Corp.	6.125%	3/15/2033	28,492	30,127
	Targa Resources Corp.	6.500%	3/30/2034	32,825	35,610
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/2031	40,937	40,896
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/2032	53,774	51,124
	TotalEnergies Capital SA	4.724%	9/10/2034	10,316	10,254
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	36,285	35,904
	TotalEnergies Capital USA LLC	4.857%	1/13/2036	42,169	41,556
[8]	TotalEnergies SE	2.125%	Perpetual	3,800	3,870
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	10,000	9,674
	TransCanada PipeLines Ltd.	6.375%	10/17/2056	13,160	13,260
	Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	40,000	39,642
[4]	Transocean International Ltd.	8.250%	5/15/2029	331	344
[4]	Transocean International Ltd.	8.750%	2/15/2030	762	798
[4]	Transocean International Ltd.	7.875%	10/15/2032	535	573
	Uzbekneftegaz JSC	4.750%	11/16/2028	10,066	9,789
	Uzbekneftegaz JSC	8.750%	5/7/2030	5,500	5,913
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	3,885	3,721
[4]	Venture Global LNG Inc.	9.500%	2/1/2029	1,773	1,935
[4]	Venture Global LNG Inc.	8.375%	6/1/2031	330	344
[4]	Venture Global LNG Inc.	9.875%	2/1/2032	2,260	2,424
[4]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	700	722
[4]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	440	461
[4]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	4,200	4,380
[4]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	155	165
	Western Midstream Operating LP	4.800%	3/1/2031	11,430	11,355
	Western Midstream Operating LP	5.500%	12/15/2035	14,290	14,128
	Williams Cos. Inc.	4.650%	8/15/2032	19,500	19,282
	Williams Cos. Inc.	5.650%	3/15/2033	6,670	6,903
	Williams Cos. Inc.	5.600%	3/15/2035	21,429	21,927
	Williams Cos. Inc.	5.150%	3/15/2036	36,550	35,964
					2,654,632
Financials (29.2%)
[4]	200 Park Funding Trust	5.740%	2/15/2055	35,236	33,906
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/2032	21,465	19,632
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.750%	1/15/2033	59,989	58,614
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/2033	26,324	23,395
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.950%	9/10/2034	20,000	19,476
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	11/15/2035	12,500	12,081
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.000%	1/15/2031	161	164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allstate Corp.	5.250%	3/30/2033	38,472	39,175
	Allstate Corp.	5.350%	6/1/2033	16,044	16,464
	Ally Financial Inc.	8.000%	11/1/2031	10,000	11,174
	Ally Financial Inc.	5.548%	7/31/2033	15,332	15,239
	Ally Financial Inc.	6.184%	7/26/2035	20,000	20,281
	American Express Co.	4.989%	5/26/2033	5,000	4,973
	American Express Co.	4.420%	8/3/2033	20,000	19,507
	American Express Co.	5.043%	5/1/2034	20,000	20,075
	American Express Co.	5.625%	7/28/2034	11,309	11,537
	American Express Co.	5.284%	7/26/2035	46,025	46,579
	American Express Co.	5.442%	1/30/2036	28,913	29,481
	American Express Co.	4.804%	10/24/2036	28,012	27,110
	American International Group Inc.	5.125%	3/27/2033	15,000	15,161
	American International Group Inc.	5.450%	5/7/2035	20,000	20,387
	Ameriprise Financial Inc.	5.200%	4/15/2035	38,581	38,720
[4]	AmWINS Group Inc.	6.375%	2/15/2029	910	921
[4]	AmWINS Group Inc.	4.875%	6/30/2029	1,655	1,600
	Aon Corp. / Aon Global Holdings plc	2.050%	8/23/2031	6,500	5,675
	Aon Corp. / Aon Global Holdings plc	2.600%	12/2/2031	7,000	6,242
	Aon Corp. / Aon Global Holdings plc	5.350%	2/28/2033	28,523	29,180
	Aon North America Inc.	5.450%	3/1/2034	36,000	36,793
	Apollo Debt Solutions BDC	6.700%	7/29/2031	25,000	25,533
	Apollo Debt Solutions BDC	6.550%	3/15/2032	25,000	25,305
	Apollo Global Management Inc.	5.150%	8/12/2035	47,857	46,541
	Apollo Global Management Inc.	6.000%	12/15/2054	27,460	26,862
[4,8]	Ardonagh Finco Ltd.	6.875%	2/15/2031	100	117
[4]	Ardonagh Finco Ltd.	7.750%	2/15/2031	205	209
[4]	Ardonagh Group Finance Ltd.	8.875%	2/15/2032	70	70
	Ares Capital Corp.	5.800%	3/8/2032	40,000	39,714
	Ares Strategic Income Fund	6.200%	3/21/2032	35,000	34,718
	Arthur J Gallagher & Co.	5.000%	2/15/2032	23,507	23,563
	Arthur J Gallagher & Co.	5.500%	3/2/2033	8,700	8,917
	Arthur J Gallagher & Co.	6.500%	2/15/2034	12,000	12,936
[8]	ASR Nederland NV	7.000%	12/7/2043	2,756	3,746
[4]	Asurion LLC / Asurion Co-Issuer Inc.	8.000%	12/31/2032	1,670	1,746
	Athene Holding Ltd.	3.450%	5/15/2052	11,965	7,308
	Athene Holding Ltd.	6.625%	10/15/2054	55,651	53,863
	Athene Holding Ltd.	6.625%	5/19/2055	11,429	11,036
	Athene Holding Ltd.	6.875%	6/28/2055	10,000	9,704
[8]	Athora Holding Ltd.	5.875%	9/10/2034	4,280	5,150
[4]	Atlas Warehouse Lending Co. LP	5.250%	1/15/2033	23,000	22,507
[11]	Australia & New Zealand Banking Group Ltd.	6.405%	9/20/2034	5,000	3,652
[6,11]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.950%	6.270%	1/16/2034	5,000	3,677
[4]	Aviation Capital Group LLC	4.875%	1/28/2033	17,390	16,838
[4]	Avolon Holdings Funding Ltd.	4.850%	4/1/2033	10,000	9,647
	Banco Santander SA	3.225%	11/22/2032	5,000	4,496
	Banco Santander SA	6.921%	8/8/2033	39,040	42,275
	Banco Santander SA	6.938%	11/7/2033	27,650	30,965
	Banco Santander SA	5.127%	11/6/2035	30,000	29,299
	Banco Santander SA	5.437%	4/15/2036	19,000	18,882
	Bank of America Corp.	2.687%	4/22/2032	68,107	61,767
	Bank of America Corp.	2.299%	7/21/2032	88,325	78,163
	Bank of America Corp.	2.572%	10/20/2032	50,041	44,662
	Bank of America Corp.	2.972%	2/4/2033	84,445	76,412
	Bank of America Corp.	4.571%	4/27/2033	96,660	94,985
	Bank of America Corp.	5.015%	7/22/2033	20,000	20,118
	Bank of America Corp.	5.288%	4/25/2034	79,177	80,334
	Bank of America Corp.	5.872%	9/15/2034	55,750	58,460
	Bank of America Corp.	5.468%	1/23/2035	75,000	76,613
	Bank of America Corp.	5.425%	8/15/2035	43,000	43,147
	Bank of America Corp.	5.518%	10/25/2035	75,430	75,919
	Bank of America Corp.	5.511%	1/24/2036	63,609	64,956
	Bank of America Corp.	5.744%	2/12/2036	40,000	40,737
	Bank of America Corp.	5.464%	5/9/2036	35,712	36,452
	Bank of America Corp.	2.482%	9/21/2036	20,000	17,381
	Bank of America Corp.	5.045%	2/6/2037	50,000	49,215
	Bank of America Corp.	3.846%	3/8/2037	20,000	18,553
	Bank of America Corp.	5.489%	4/23/2037	57,005	56,589
	Bank of Montreal	5.511%	6/4/2031	12,500	12,978
	Bank of Montreal	3.088%	1/10/2037	12,000	10,731

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of New York Mellon Corp.	5.060%	7/22/2032	16,761	17,074
	Bank of New York Mellon Corp.	4.289%	6/13/2033	20,449	19,921
	Bank of New York Mellon Corp.	5.834%	10/25/2033	47,578	50,288
	Bank of New York Mellon Corp.	4.706%	2/1/2034	43,235	42,793
	Bank of New York Mellon Corp.	4.967%	4/26/2034	70,537	70,630
	Bank of New York Mellon Corp.	6.474%	10/25/2034	65,432	71,447
	Bank of New York Mellon Corp.	5.188%	3/14/2035	45,121	45,706
	Bank of New York Mellon Corp.	5.316%	6/6/2036	25,000	25,309
	Bank of New York Mellon Corp.	5.085%	4/23/2037	38,775	38,469
	Bank of New York Mellon Corp.	5.606%	7/21/2039	29,640	30,172
	Bank of Nova Scotia	4.813%	2/2/2034	25,000	24,694
	Bank of Nova Scotia	4.588%	5/4/2037	17,000	16,298
	Barclays plc	2.894%	11/24/2032	15,000	13,409
	Barclays plc	5.746%	8/9/2033	16,100	16,569
	Barclays plc	7.437%	11/2/2033	58,830	65,863
	Barclays plc	6.224%	5/9/2034	35,345	37,279
	Barclays plc	6.692%	9/13/2034	20,000	21,653
	Barclays plc	5.335%	9/10/2035	38,000	37,732
	Barclays plc	5.785%	2/25/2036	33,500	34,123
	Barclays plc	5.207%	2/24/2037	19,500	18,917
[4]	Block Inc.	5.625%	8/15/2030	2,025	2,026
	Block Inc.	6.500%	5/15/2032	2,355	2,400
	Blue Owl Finance LLC	6.250%	4/18/2034	19,900	19,499
	Brown & Brown Inc.	4.200%	3/17/2032	14,100	13,379
	Brown & Brown Inc.	5.650%	6/11/2034	21,065	21,267
	Brown & Brown Inc.	5.550%	6/23/2035	3,000	2,989
[4]	Burford Capital Global Finance LLC	6.250%	4/15/2028	300	292
[4]	Burford Capital Global Finance LLC	9.250%	7/1/2031	1,475	1,373
[4]	Burford Capital Global Finance LLC	8.500%	1/15/2034	1,180	997
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	15,000	16,019
	Capital One Financial Corp.	2.618%	11/2/2032	24,315	21,461
	Capital One Financial Corp.	5.268%	5/10/2033	10,000	10,021
	Capital One Financial Corp.	5.817%	2/1/2034	51,000	52,383
	Capital One Financial Corp.	6.377%	6/8/2034	73,251	77,349
	Capital One Financial Corp.	6.051%	2/1/2035	20,640	21,398
	Capital One Financial Corp.	6.183%	1/30/2036	60,337	61,438
	Capital One Financial Corp.	5.197%	9/11/2036	55,358	53,621
	Capital One Financial Corp.	5.399%	1/30/2037	50,800	49,895
	Carlyle Group Inc.	5.050%	9/19/2035	18,416	17,833
	Charles Schwab Corp.	5.853%	5/19/2034	54,628	57,269
	Charles Schwab Corp.	6.136%	8/24/2034	70,840	75,561
	Charles Schwab Corp.	4.914%	11/14/2036	22,590	22,021
	Chubb INA Holdings LLC	4.900%	8/15/2035	21,445	21,140
	Citibank NA	5.570%	4/30/2034	52,338	54,373
	Citigroup Inc.	2.561%	5/1/2032	17,000	15,273
	Citigroup Inc.	6.625%	6/15/2032	10,383	11,294
	Citigroup Inc.	3.057%	1/25/2033	57,394	52,008
	Citigroup Inc.	3.785%	3/17/2033	86,244	81,103
	Citigroup Inc.	4.910%	5/24/2033	21,013	20,951
	Citigroup Inc.	6.270%	11/17/2033	36,961	39,524
	Citigroup Inc.	6.174%	5/25/2034	81,110	84,429
	Citigroup Inc.	5.827%	2/13/2035	50,820	51,715
	Citigroup Inc.	5.449%	6/11/2035	10,000	10,143
	Citigroup Inc.	6.020%	1/24/2036	50,000	51,298
	Citigroup Inc.	5.333%	3/27/2036	38,800	38,959
	Citigroup Inc.	5.174%	9/11/2036	28,627	28,349
[9]	Close Brothers Finance plc	1.625%	12/3/2030	7,514	8,529
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	6.414%	10/25/2033	8,200	6,044
	Corebridge Financial Inc.	3.900%	4/5/2032	72,210	67,927
	Corebridge Financial Inc.	6.050%	9/15/2033	39,000	41,027
	Corebridge Financial Inc.	5.750%	1/15/2034	25,000	25,696
	Corebridge Financial Inc.	6.375%	9/15/2054	24,488	24,354
[4]	Credit Agricole SA	5.261%	1/12/2037	30,000	29,407
	Deutsche Bank AG	3.035%	5/28/2032	15,000	13,646
	Deutsche Bank AG	3.742%	1/7/2033	21,200	19,329
	Deutsche Bank AG	7.079%	2/10/2034	24,000	25,808
	Deutsche Bank AG	5.403%	9/11/2035	10,000	9,979
[8]	Deutsche Bank AG	4.450%	5/15/2041	6,000	6,874
	Equifax Inc.	2.350%	9/15/2031	10,000	8,783
	Equitable Holdings Inc.	5.594%	1/11/2033	23,981	24,517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Fair Isaac Corp.	4.000%	6/15/2028	1,610	1,572
[4]	Fair Isaac Corp.	6.000%	5/15/2033	2,130	2,101
[4]	Fair Isaac Corp.	6.250%	9/15/2034	1,520	1,496
	Fifth Third Bancorp	4.337%	4/25/2033	5,000	4,828
	Fifth Third Bancorp	5.141%	1/29/2037	15,000	14,644
	Fiserv Inc.	5.600%	3/2/2033	12,000	12,152
	Fiserv Inc.	5.625%	8/21/2033	22,000	22,280
	Fiserv Inc.	5.150%	8/12/2034	43,630	42,470
[4]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	820	791
[4]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	620	605
[8]	GA Global Funding Trust	4.133%	9/16/2035	5,700	6,471
	GATX Corp.	3.500%	6/1/2032	15,985	14,773
[4]	Global Atlantic Fin Co.	7.950%	6/15/2033	63,174	69,230
	Global Payments Inc.	2.900%	11/15/2031	70,915	62,382
	Goldman Sachs Group Inc.	2.383%	7/21/2032	69,261	61,324
	Goldman Sachs Group Inc.	2.650%	10/21/2032	52,450	46,683
	Goldman Sachs Group Inc.	3.102%	2/24/2033	39,600	35,856
[8]	Goldman Sachs Group Inc.	3.509%	8/17/2033	5,800	6,675
	Goldman Sachs Group Inc.	5.094%	4/20/2034	59,688	59,537
	Goldman Sachs Group Inc.	6.561%	10/24/2034	10,000	10,862
	Goldman Sachs Group Inc.	5.851%	4/25/2035	45,000	46,688
	Goldman Sachs Group Inc.	5.330%	7/23/2035	53,500	53,743
	Goldman Sachs Group Inc.	5.016%	10/23/2035	65,000	63,854
	Goldman Sachs Group Inc.	5.536%	1/28/2036	60,000	60,913
	Goldman Sachs Group Inc.	4.939%	10/21/2036	61,384	59,589
	Goldman Sachs Group Inc.	5.065%	1/21/2037	31,630	30,917
	Goldman Sachs Group Inc.	5.387%	2/2/2041	25,000	24,317
[8]	Gothaer Allgemeine Versicherung AG	5.000%	6/20/2045	5,300	6,321
[8]	Helvetia Europe SA	2.750%	9/30/2041	9,200	10,120
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/2031	729	733
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/2032	2,616	2,499
	HPS Corporate Lending Fund	5.950%	4/14/2032	13,313	13,103
	HSBC Holdings plc	5.733%	5/17/2032	21,890	22,677
	HSBC Holdings plc	2.804%	5/24/2032	27,951	25,281
	HSBC Holdings plc	2.871%	11/22/2032	42,000	37,748
	HSBC Holdings plc	4.762%	3/29/2033	8,000	7,811
	HSBC Holdings plc	8.113%	11/3/2033	30,000	34,440
	HSBC Holdings plc	6.547%	6/20/2034	32,694	34,625
	HSBC Holdings plc	7.399%	11/13/2034	46,200	51,271
	HSBC Holdings plc	5.874%	11/18/2035	38,294	38,956
	HSBC Holdings plc	5.450%	3/3/2036	45,000	45,356
	HSBC Holdings plc	5.790%	5/13/2036	36,135	37,270
	HSBC Holdings plc	5.741%	9/10/2036	30,000	30,150
	HSBC Holdings plc	5.133%	11/6/2036	22,570	22,164
	HSBC Holdings plc	5.279%	3/10/2037	32,333	31,885
[6,11]	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.250%	5.236%	8/28/2031	10,000	7,223
	Huntington Bancshares Inc.	5.023%	5/17/2033	30,000	29,853
	Huntington Bancshares Inc.	5.709%	2/2/2035	54,445	55,771
	Huntington Bancshares Inc.	2.487%	8/15/2036	8,750	7,535
	Huntington Bancshares Inc.	6.141%	11/18/2039	21,940	22,355
	Huntington Bancshares Inc.	5.605%	1/28/2041	17,260	16,863
	Intercontinental Exchange Inc.	1.850%	9/15/2032	3,447	2,914
[8]	JAB Holdings BV	4.375%	4/25/2034	10,800	12,869
	Jefferies Financial Group Inc.	2.750%	10/15/2032	22,235	18,878
	Jefferies Financial Group Inc.	6.200%	4/14/2034	18,018	18,433
	JPMorgan Chase & Co.	2.545%	11/8/2032	38,240	34,019
	JPMorgan Chase & Co.	2.963%	1/25/2033	56,430	51,224
	JPMorgan Chase & Co.	4.586%	4/26/2033	20,130	19,856
	JPMorgan Chase & Co.	4.912%	7/25/2033	63,750	63,878
	JPMorgan Chase & Co.	5.717%	9/14/2033	40,000	41,491
	JPMorgan Chase & Co.	5.350%	6/1/2034	70,000	71,460
	JPMorgan Chase & Co.	6.254%	10/23/2034	50,000	53,669
	JPMorgan Chase & Co.	5.336%	1/23/2035	66,400	67,368
	JPMorgan Chase & Co.	5.766%	4/22/2035	91,330	95,175
	JPMorgan Chase & Co.	5.294%	7/22/2035	101,930	102,937
	JPMorgan Chase & Co.	4.946%	10/22/2035	46,250	45,697
	JPMorgan Chase & Co.	5.502%	1/24/2036	48,837	49,962
	JPMorgan Chase & Co.	5.572%	4/22/2036	66,319	68,217
	JPMorgan Chase & Co.	5.576%	7/23/2036	80,693	82,035
	JPMorgan Chase & Co.	4.810%	10/22/2036	50,110	48,671

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	4.898%	1/22/2037	67,315	65,615
	JPMorgan Chase & Co.	5.193%	2/5/2037	243,899	239,466
	JPMorgan Chase & Co.	5.148%	4/23/2037	67,365	67,002
	Kemper Corp.	3.800%	2/23/2032	5,000	4,555
	KeyBank NA	4.900%	8/8/2032	10,000	9,816
	Keybank National Association	5.000%	1/26/2033	15,600	15,433
	KeyCorp	4.789%	6/1/2033	12,900	12,642
	KeyCorp	6.401%	3/6/2035	20,852	22,166
	KeyCorp	5.305%	1/28/2037	15,000	14,734
	KKR & Co. Inc.	5.100%	8/7/2035	5,230	5,088
[8]	Kommunalkredit Austria AG	4.250%	4/1/2031	4,400	5,158
[4]	Liberty Mutual Group Inc.	5.250%	5/1/2036	25,000	24,577
	Lloyds Banking Group plc	4.976%	8/11/2033	10,000	9,983
	Lloyds Banking Group plc	7.953%	11/15/2033	8,785	10,020
	Lloyds Banking Group plc	6.068%	6/13/2036	24,253	24,829
	LPL Holdings Inc.	6.000%	5/20/2034	7,873	8,069
	M&T Bank Corp.	5.053%	1/27/2034	24,684	24,467
	M&T Bank Corp.	5.385%	1/16/2036	10,019	9,981
[11]	Macquarie Bank Ltd.	5.603%	2/20/2035	6,000	4,243
[6,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.850%	5.837%	2/20/2035	3,000	2,198
	Manulife Financial Corp.	4.986%	12/11/2035	15,000	14,767
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	30,000	30,252
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	49,410	49,104
	MetLife Inc.	5.300%	12/15/2034	34,500	35,200
	MetLife Inc.	6.350%	3/15/2055	36,059	36,847
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	54,920	48,524
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	11,562	10,241
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	10,000	8,964
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	2,000	1,934
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	16,200	16,292
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/2033	5,000	5,123
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	39,000	39,623
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	49,000	50,115
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	25,000	25,611
	Mitsubishi UFJ Financial Group Inc.	5.188%	9/12/2036	15,000	14,892
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	79,005	77,460
	Mitsubishi UFJ Financial Group Inc.	5.325%	4/21/2037	20,000	19,956
	Morgan Stanley	1.928%	4/28/2032	40,000	34,799
	Morgan Stanley	2.239%	7/21/2032	59,078	51,986
	Morgan Stanley	2.511%	10/20/2032	37,000	32,784
	Morgan Stanley	2.943%	1/21/2033	35,132	31,642
	Morgan Stanley	4.889%	7/20/2033	18,354	18,289
	Morgan Stanley	6.342%	10/18/2033	45,993	49,229
	Morgan Stanley	5.250%	4/21/2034	50,805	51,312
	Morgan Stanley	5.424%	7/21/2034	30,653	31,251
	Morgan Stanley	6.627%	11/1/2034	33,210	36,257
	Morgan Stanley	5.466%	1/18/2035	93,020	94,695
	Morgan Stanley	5.831%	4/19/2035	93,600	97,206
	Morgan Stanley	5.320%	7/19/2035	61,520	61,960
	Morgan Stanley	5.587%	1/18/2036	46,828	48,009
	Morgan Stanley	5.664%	4/17/2036	65,000	66,736
	Morgan Stanley	2.484%	9/16/2036	50,000	43,292
	Morgan Stanley	4.892%	10/22/2036	57,958	56,130
	Morgan Stanley	5.073%	1/30/2037	79,005	77,531
	Morgan Stanley	5.296%	4/10/2037	62,540	62,232
	Morgan Stanley	5.948%	1/19/2038	17,080	17,591
	Morgan Stanley	5.314%	1/18/2041	29,060	28,294
	Nasdaq Inc.	5.550%	2/15/2034	30,288	31,273
	NatWest Group plc	6.016%	3/2/2034	15,000	15,800
	NatWest Group plc	5.778%	3/1/2035	20,080	20,823
[4]	Nippon Life Insurance Co.	5.046%	4/2/2033	14,060	14,076
[8]	Nippon Life Insurance Co.	4.114%	1/23/2055	2,300	2,620
[4]	Nippon Life Insurance Co.	6.500%	4/30/2055	14,139	14,906
[8]	Nippon Life Insurance Co.	4.165%	9/2/2055	2,400	2,728
	Nomura Holdings Inc.	2.608%	7/14/2031	9,000	8,055
	Nomura Holdings Inc.	2.999%	1/22/2032	7,000	6,313
	Nomura Holdings Inc.	6.181%	1/18/2033	2,000	2,114
	Northern Trust Corp.	5.117%	11/19/2040	36,719	35,902
[4]	Northwestern Mutual Life Insurance Co.	6.170%	5/29/2055	5,258	5,418
[4]	Nuveen LLC	5.850%	4/15/2034	5,000	5,147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Oldenburgische Landesbank AG	8.000%	4/24/2034	2,000	2,575
	OneMain Finance Corp.	6.750%	3/15/2032	165	165
	OneMain Finance Corp.	7.125%	9/15/2032	255	259
	OneMain Finance Corp.	6.500%	3/15/2033	110	108
	OneMain Finance Corp.	6.750%	9/15/2033	1,955	1,923
[4]	Panther Escrow Issuer LLC	7.125%	6/1/2031	505	507
[4]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	3,885	3,986
	PNC Financial Services Group Inc.	2.307%	4/23/2032	10,000	8,932
	PNC Financial Services Group Inc.	6.037%	10/28/2033	68,750	72,641
	PNC Financial Services Group Inc.	5.068%	1/24/2034	35,344	35,417
	PNC Financial Services Group Inc.	5.939%	8/18/2034	35,360	37,138
	PNC Financial Services Group Inc.	6.875%	10/20/2034	106,126	117,309
	PNC Financial Services Group Inc.	5.676%	1/22/2035	49,080	50,578
	PNC Financial Services Group Inc.	5.401%	7/23/2035	42,355	42,963
	PNC Financial Services Group Inc.	5.575%	1/29/2036	21,380	21,842
	PNC Financial Services Group Inc.	5.373%	7/21/2036	50,000	50,249
	PNC Financial Services Group Inc.	5.423%	1/25/2041	22,280	21,846
	Progressive Corp.	5.150%	3/26/2036	40,225	40,236
	Prudential Financial Inc.	5.125%	3/1/2052	15,158	14,788
	Prudential Financial Inc.	6.000%	9/1/2052	9,328	9,425
	Prudential Financial Inc.	6.750%	3/1/2053	19,482	20,511
	Prudential Financial Inc.	6.500%	3/15/2054	13,019	13,412
	Regions Financial Corp.	5.502%	9/6/2035	36,518	36,673
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	25,290	26,015
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	20,304	20,837
[4]	Rocket Cos. Inc.	6.125%	8/1/2030	3,938	3,998
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.875%	3/1/2031	2,765	2,568
[4]	S&P Global Inc.	4.800%	12/4/2035	7,428	7,272
	Santander UK Group Holdings plc	5.136%	9/22/2036	25,000	24,186
[4]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/2032	1,100	1,098
[4]	Starwood Property Trust Inc.	6.500%	10/15/2030	420	432
	State Street Corp.	6.123%	11/21/2034	40,076	42,315
	State Street Corp.	5.146%	2/28/2036	35,000	35,042
	State Street Corp.	4.784%	10/23/2036	33,185	32,393
	State Street Corp.	5.094%	4/24/2037	21,260	21,074
	Sumisho Air Lease Corp.	2.875%	1/15/2032	1,773	1,578
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	29,700	30,481
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	25,000	25,713
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	25,450	26,529
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	15,000	14,961
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	20,000	20,536
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/2035	15,000	15,475
	Sumitomo Mitsui Financial Group Inc.	5.246%	7/8/2036	25,000	25,022
	Sumitomo Mitsui Financial Group Inc.	5.046%	1/15/2037	35,760	35,086
[4]	Takeoff Merger Sub Inc.	5.500%	3/24/2036	22,720	22,499
	Toronto-Dominion Bank	5.298%	1/30/2032	26,556	27,248
	Toronto-Dominion Bank	3.200%	3/10/2032	6,958	6,415
	Toronto-Dominion Bank	4.866%	4/22/2033	35,805	35,601
	Toronto-Dominion Bank	4.928%	10/15/2035	34,365	33,702
	Truist Financial Corp.	4.964%	10/23/2036	40,000	38,631
	UBS Americas Inc.	7.125%	7/15/2032	27,000	30,124
[4]	UBS Group AG	3.091%	5/14/2032	38,295	35,195
[4]	UBS Group AG	4.844%	11/6/2033	26,649	26,261
[4]	UBS Group AG	5.580%	5/9/2036	44,500	45,244
[4]	UBS Group AG	5.010%	3/23/2037	17,092	16,580
[4]	UBS Group AG	5.199%	8/10/2037	15,000	14,707
	US Bancorp	4.967%	7/22/2033	30,650	30,457
	US Bancorp	5.850%	10/21/2033	96,579	101,264
	US Bancorp	4.839%	2/1/2034	62,295	61,588
	US Bancorp	5.836%	6/12/2034	58,590	61,143
	US Bancorp	5.678%	1/23/2035	4,011	4,145
	US Bancorp	5.424%	2/12/2036	5,000	5,091
	US Bancorp	2.491%	11/3/2036	25,000	21,705
	US Bancorp	5.033%	1/26/2037	20,000	19,682
[4]	UWM Holdings LLC	6.625%	2/1/2030	245	235
	Verisk Analytics Inc.	5.750%	4/1/2033	10,000	10,372
	Verisk Analytics Inc.	5.250%	6/5/2034	1,874	1,870
	Verisk Analytics Inc.	5.250%	3/15/2035	30,607	30,314
[8]	Volksbank Wien AG	5.500%	12/4/2035	3,600	4,339
[12]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.500%	1/15/2013	6,147	—

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.650%	8/15/2014	7,500	1
[12]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.125%	1/15/2015	9,000	1
	Wells Fargo & Co.	3.350%	3/2/2033	92,510	85,163
	Wells Fargo & Co.	4.897%	7/25/2033	74,950	74,734
	Wells Fargo & Co.	5.389%	4/24/2034	62,000	63,040
	Wells Fargo & Co.	5.557%	7/25/2034	85,415	87,726
	Wells Fargo & Co.	6.491%	10/23/2034	91,858	99,388
	Wells Fargo & Co.	5.499%	1/23/2035	40,000	40,761
	Wells Fargo & Co.	5.211%	12/3/2035	40,000	39,912
	Wells Fargo & Co.	5.605%	4/23/2036	52,289	53,546
	Wells Fargo & Co.	4.892%	9/15/2036	10,000	9,730
	Wells Fargo & Co.	4.960%	1/23/2037	52,640	51,261
	Wells Fargo & Co.	5.433%	1/23/2047	28,500	27,094
	Westpac Banking Corp.	5.405%	8/10/2033	17,028	17,286
	Westpac Banking Corp.	6.820%	11/17/2033	25,000	27,330
	Westpac Banking Corp.	5.618%	11/20/2035	35,000	35,492
[11]	Westpac Banking Corp.	6.085%	2/12/2041	5,000	3,508
	Willis North America Inc.	5.350%	5/15/2033	17,000	17,211
[8]	Wuestenrot & Wuerttembergische AG	2.125%	9/10/2041	2,500	2,611
[8]	Wuestenrot & Wuerttembergische AG	4.983%	10/27/2045	3,300	3,804
[4]	Wynnton Funding Trust II	5.991%	8/15/2055	10,000	9,851
					11,321,125
Health Care (7.7%)
[4]	1261229 BC Ltd.	10.000%	4/15/2032	2,160	2,231
	Abbott Laboratories	4.300%	3/15/2033	126,625	123,577
	Abbott Laboratories	4.650%	3/15/2036	56,439	54,862
	AbbVie Inc.	4.400%	3/15/2033	57,161	56,042
	AbbVie Inc.	5.050%	3/15/2034	22,888	23,175
	AbbVie Inc.	4.750%	3/15/2036	55,000	53,776
	Adventist Health System	5.757%	12/1/2034	15,000	15,408
	Agilent Technologies Inc.	2.300%	3/12/2031	21,855	19,617
	Agilent Technologies Inc.	4.750%	9/9/2034	34,090	33,541
	Amgen Inc.	3.350%	2/22/2032	18,278	17,024
	Amgen Inc.	5.250%	3/2/2033	46,000	47,080
	Amgen Inc.	4.850%	2/19/2036	44,460	43,468
	Ascension Health	4.923%	11/15/2035	36,925	36,510
	Augusta SpinCo Corp.	4.945%	3/23/2033	21,905	21,799
	Augusta SpinCo Corp.	5.245%	3/23/2036	27,290	27,171
[4]	Bausch & Lomb Corp.	8.375%	10/1/2028	2,069	2,139
	Baxter International Inc.	2.539%	2/1/2032	13,780	11,709
	Becton Dickinson & Co.	4.298%	8/22/2032	27,000	26,151
	Becton Dickinson & Co.	5.110%	2/8/2034	24,211	24,313
	Cardinal Health Inc.	5.450%	2/15/2034	3,000	3,063
	Cardinal Health Inc.	5.350%	11/15/2034	40,000	40,470
	Cencora Inc.	4.600%	2/13/2033	9,220	9,065
	Cencora Inc.	5.150%	2/15/2035	6,065	6,086
	Cencora Inc.	4.900%	2/13/2036	30,000	29,295
[4]	Charles River Laboratories International Inc.	3.750%	3/15/2029	2,765	2,644
[4]	CHS / Community Health Systems Inc.	10.875%	1/15/2032	992	1,065
[4]	CHS / Community Health Systems Inc.	9.750%	1/15/2034	1,540	1,589
	Cigna Group	4.875%	9/15/2032	36,703	36,749
	Cigna Group	5.250%	2/15/2034	29,875	30,264
	Cigna Group	5.250%	1/15/2036	41,526	41,550
	CommonSpirit Health	4.975%	9/1/2035	16,750	16,299
	CVS Health Corp.	1.875%	2/28/2031	5,617	4,924
	CVS Health Corp.	5.550%	6/1/2031	19,102	19,757
	CVS Health Corp.	5.250%	2/21/2033	49,631	50,365
	CVS Health Corp.	5.300%	6/1/2033	27,980	28,335
	CVS Health Corp.	5.700%	6/1/2034	7,104	7,325
	CVS Health Corp.	5.450%	9/15/2035	37,851	38,153
[4]	DaVita Inc.	4.625%	6/1/2030	1,020	987
[4]	DaVita Inc.	3.750%	2/15/2031	430	399
[4]	DaVita Inc.	6.875%	9/1/2032	1,665	1,719
	Elevance Health Inc.	4.950%	11/1/2031	50,000	50,387
	Elevance Health Inc.	4.100%	5/15/2032	23,690	22,757
	Elevance Health Inc.	5.500%	10/15/2032	32,000	32,975
	Elevance Health Inc.	4.750%	2/15/2033	33,852	33,444
	Elevance Health Inc.	5.375%	6/15/2034	71,458	72,560
[4]	Endo Finance Holdings LP	8.500%	4/15/2031	3,160	3,350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	28,954	30,540
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	46,785	47,427
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	37,720	36,781
[4]	Genmab A/S / Genmab Finance LLC	6.250%	12/15/2032	720	738
	Gilead Sciences Inc.	5.100%	6/15/2035	17,759	17,896
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	5,000	5,182
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	55,000	54,755
	HCA Inc.	5.450%	4/1/2031	70,850	72,729
	HCA Inc.	2.375%	7/15/2031	40,000	35,483
	HCA Inc.	5.500%	3/1/2032	35,000	35,856
	HCA Inc.	3.625%	3/15/2032	113,995	106,335
	HCA Inc.	4.600%	11/15/2032	58,845	57,483
	HCA Inc.	5.000%	5/15/2033	36,215	35,961
	HCA Inc.	5.500%	6/1/2033	2,000	2,043
	HCA Inc.	5.450%	9/15/2034	7,430	7,526
	HCA Inc.	5.750%	3/1/2035	42,430	43,651
	HCA Inc.	4.900%	11/15/2035	33,430	32,347
	HCA Inc.	5.300%	5/15/2036	58,305	57,800
	HCA Inc.	5.900%	6/1/2053	5,000	4,750
	Humana Inc.	5.375%	4/15/2031	32,000	32,439
	Humana Inc.	2.150%	2/3/2032	12,000	10,353
[4]	IQVIA Inc.	6.250%	6/1/2032	1,735	1,770
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	39,985	39,536
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	20,867	20,391
[4]	LifePoint Health Inc.	7.000%	5/1/2034	530	517
	McKesson Corp.	4.950%	5/30/2032	58,669	59,540
	McKesson Corp.	5.250%	5/30/2035	44,130	44,943
[4]	Medline Borrower LP	5.250%	10/1/2029	1,599	1,591
	Merck & Co. Inc.	4.450%	12/4/2032	17,223	17,065
	Merck & Co. Inc.	4.750%	12/4/2035	50,000	48,970
	Novartis Capital Corp.	4.600%	3/18/2033	74,770	74,306
	Novartis Capital Corp.	4.900%	3/18/2036	61,235	60,780
[4,8]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	2.875%	4/30/2028	2,616	3,031
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/2034	1,775	1,871
	PeaceHealth Obligated Group	4.855%	11/15/2032	15,000	14,956
	Pfizer Inc.	4.500%	11/15/2032	32,955	32,638
	Pfizer Inc.	4.875%	11/15/2035	45,000	44,511
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	12,000	12,273
	Quest Diagnostics Inc.	2.800%	6/30/2031	439	402
	Quest Diagnostics Inc.	5.000%	12/15/2034	5,000	4,973
[7]	Quest Diagnostics Inc.	5.000%	6/30/2036	29,325	28,826
[8]	RAY Financing LLC	6.500%	7/15/2031	823	973
	Revvity Inc.	2.250%	9/15/2031	11,000	9,634
	Royalty Pharma plc	2.150%	9/2/2031	11,000	9,647
[4]	Star Parent Inc.	9.000%	10/1/2030	280	293
	STERIS Irish FinCo Unlimited Co.	2.700%	3/15/2031	22,000	20,031
	Stryker Corp.	4.625%	9/11/2034	17,415	17,004
	Stryker Corp.	5.200%	2/10/2035	9,895	10,015
	Sutter Health	5.213%	8/15/2032	20,000	20,461
	Sutter Health	5.537%	8/15/2035	10,000	10,319
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	18,505	18,761
	Teleflex Inc.	4.625%	11/15/2027	250	249
	Tenet Healthcare Corp.	4.250%	6/1/2029	1,804	1,756
	Tenet Healthcare Corp.	4.375%	1/15/2030	280	271
	Tenet Healthcare Corp.	6.125%	6/15/2030	280	282
[4]	Tenet Healthcare Corp.	5.500%	11/15/2032	2,145	2,142
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	833	827
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	995	1,019
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	21,000	20,760
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	6,487	6,583
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	26,290	25,927
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	21,000	20,657
	Thermo Fisher Scientific Inc.	4.902%	2/12/2036	15,536	15,362
	UnitedHealth Group Inc.	4.950%	1/15/2032	39,800	40,328
	UnitedHealth Group Inc.	5.350%	2/15/2033	11,925	12,269
	UnitedHealth Group Inc.	4.500%	4/15/2033	43,990	43,052
	UnitedHealth Group Inc.	5.000%	4/15/2034	16,875	16,898
	UnitedHealth Group Inc.	5.150%	7/15/2034	20,905	21,141
	UnitedHealth Group Inc.	5.300%	6/15/2035	19,710	20,094
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	25,118	22,454

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	25,000	25,032
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	24,545	25,007
	Zoetis Inc.	5.600%	11/16/2032	23,590	24,644
	Zoetis Inc.	5.000%	8/17/2035	38,520	38,335
					2,968,361
Industrials (5.0%)
[4]	Air Canada	3.875%	8/15/2026	2,415	2,409
[4]	Allison Transmission Inc.	5.875%	6/1/2029	1,000	1,009
[4]	Allison Transmission Inc.	5.875%	12/1/2033	535	540
[7]	American Airlines 2026-1 Class A Pass Through Trust	5.250%	11/10/2038	79,783	79,642
[7]	American Airlines 2026-1 Class B Pass Through Trust	5.750%	5/10/2035	19,428	19,429
[4]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/2029	5,311	5,313
[5]	American Airlines Pass Through Trust Class B Series 2025-1	5.650%	11/11/2034	15,000	14,858
	Amphenol Corp.	4.400%	2/15/2033	99,017	96,788
	Amphenol Corp.	4.625%	2/15/2036	132,976	128,500
[11]	Aurizon Network Pty Ltd.	2.900%	9/2/2030	19,450	12,310
[11]	Aurizon Network Pty Ltd.	6.100%	9/12/2031	14,650	10,501
[4]	BAE Systems plc	5.250%	3/26/2031	8,390	8,599
	Boeing Co.	3.625%	2/1/2031	52,339	49,910
	Boeing Co.	6.388%	5/1/2031	81,223	86,787
	Boeing Co.	3.600%	5/1/2034	10,000	8,986
	Boeing Co.	6.528%	5/1/2034	123,410	134,952
	Boeing Co.	5.930%	5/1/2060	20,000	19,327
	Boeing Co.	7.008%	5/1/2064	5,000	5,571
[11]	Brisbane Airport Corp. Pty Ltd.	5.900%	3/8/2034	20,000	14,160
[4]	BWX Technologies Inc.	4.125%	6/30/2028	2,800	2,756
	Canadian National Railway Co.	3.850%	8/5/2032	21,585	20,641
[4]	Chart Industries Inc.	9.500%	1/1/2031	276	290
[4]	Clean Harbors Inc.	5.125%	7/15/2029	6,705	6,664
[4]	CompoSecure Holdings LLC	5.625%	2/1/2033	930	911
[4]	Daimler Truck Finance North America LLC	5.375%	1/13/2032	23,000	23,404
	Eaton Corp.	4.500%	3/6/2033	41,681	41,080
	Eaton Corp.	4.800%	3/6/2036	75,000	73,851
[4]	Entegris Inc.	4.750%	4/15/2029	16,792	16,682
[4]	Entegris Inc.	5.950%	6/15/2030	750	760
[4]	Esab Corp.	5.625%	4/1/2031	850	857
	FedEx Corp.	2.400%	5/15/2031	32,544	29,378
[4]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	32,067	31,488
[4]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	12,650	12,311
[4]	Garda World Security Corp.	6.500%	1/15/2031	255	261
[4]	Garda World Security Corp.	8.250%	8/1/2032	1,095	1,120
[4]	Garda World Security Corp.	8.375%	11/15/2032	1,410	1,454
[4]	Gates Corp.	6.875%	7/1/2029	1,145	1,178
	GE Capital Funding LLC	4.550%	5/15/2032	12,131	12,073
	GE Vernova Inc.	4.875%	2/4/2036	48,365	47,812
[8]	Heathrow Funding Ltd.	1.875%	3/14/2034	4,500	4,501
[4]	Herc Holdings Inc.	7.000%	6/15/2030	485	505
[4]	Herc Holdings Inc.	7.250%	6/15/2033	210	220
[4]	Honeywell Aerospace Inc.	4.600%	3/16/2033	75,257	74,331
[4]	Honeywell Aerospace Inc.	4.950%	3/16/2036	106,333	105,134
	Honeywell International Inc.	4.750%	2/1/2032	314	316
	Howmet Aerospace Inc.	4.750%	4/15/2036	13,219	12,824
	Hubbell Inc.	4.800%	11/15/2035	15,000	14,618
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	52,889	54,723
	Ingersoll Rand Inc.	5.314%	6/15/2031	10,500	10,754
	Ingersoll Rand Inc.	5.700%	8/14/2033	20,000	20,816
	Ingersoll Rand Inc.	5.450%	6/15/2034	22,130	22,590
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	11,580	11,946
	Jacobs Solutions Inc.	5.375%	3/3/2036	18,160	17,615
[4]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	1,860	1,730
	L3Harris Technologies Inc.	5.250%	6/1/2031	35,290	36,156
	L3Harris Technologies Inc.	5.400%	7/31/2033	55,985	57,448
[11]	Lonsdale Finance Pty Ltd.	5.500%	11/19/2031	8,000	5,647
[11]	Lonsdale Finance Pty Ltd.	5.100%	10/7/2032	14,500	9,918
	Northrop Grumman Corp.	4.700%	3/15/2033	14,379	14,294
	Northrop Grumman Corp.	4.900%	6/1/2034	58,863	58,734
	Northrop Grumman Corp.	5.250%	7/15/2035	19,920	20,291
	Otis Worldwide Corp.	5.125%	11/19/2031	18,456	18,865
	Otis Worldwide Corp.	5.131%	9/4/2035	11,180	11,204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Pacific National Finance Pty Ltd.	5.400%	5/12/2027	22,860	16,327
[11]	Pacific National Finance Pty Ltd.	3.700%	9/24/2029	18,940	12,419
[11]	Patrick Terminals Finance Pty Ltd.	5.107%	10/22/2032	21,500	14,702
[11]	Perth Airport Pty Ltd.	5.600%	3/5/2031	16,820	11,927
[11]	Qantas Airways Ltd.	3.150%	9/27/2028	10,500	7,123
[11]	Qantas Airways Ltd.	2.950%	11/27/2029	4,270	2,784
[11]	Qantas Airways Ltd.	5.900%	9/19/2034	5,000	3,486
[4]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	1,300	1,287
	Regal Rexnord Corp.	6.400%	4/15/2033	6,750	7,174
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	1,110	1,085
	RTX Corp.	6.000%	3/15/2031	31,000	32,926
	RTX Corp.	1.900%	9/1/2031	39,039	34,064
	RTX Corp.	2.375%	3/15/2032	15,351	13,567
	RTX Corp.	5.150%	2/27/2033	51,088	52,091
	RTX Corp.	6.100%	3/15/2034	5,000	5,381
	Ryder System Inc.	6.600%	12/1/2033	16,914	18,543
	Southwest Airlines Co.	7.375%	3/1/2027	4,930	5,022
[4]	TopBuild Corp.	3.625%	3/15/2029	1,500	1,490
[4]	TransDigm Inc.	7.125%	12/1/2031	813	843
[4]	TransDigm Inc.	6.625%	3/1/2032	51	52
[4]	TransDigm Inc.	6.000%	1/15/2033	3,190	3,222
[4]	TransDigm Inc.	6.375%	5/31/2033	2,095	2,113
[4]	TransDigm Inc.	6.125%	7/31/2034	1,290	1,292
	Triton Container International Ltd. / TAL International Container Corp.	3.250%	3/15/2032	3,930	3,513
	United Airlines Holdings Inc.	4.875%	3/1/2029	685	676
	United Airlines Holdings Inc.	5.375%	3/1/2031	340	335
[4]	United Airlines Inc.	4.625%	4/15/2029	1,362	1,344
	Waste Connections Inc.	5.250%	9/1/2035	12,490	12,703
	Waste Management Inc.	4.950%	3/15/2035	6,665	6,667
[4]	WESCO Distribution Inc.	5.250%	4/15/2031	340	340
[4]	WESCO Distribution Inc.	6.625%	3/15/2032	1,345	1,392
[11]	WestConnex Finance Co. Pty Ltd.	3.150%	3/31/2031	30,000	18,904
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	12,000	12,354
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	18,000	18,399
					1,935,289
Materials (2.6%)
[4]	Alcoa Nederland Holding BV	6.125%	5/15/2028	200	200
	Amcor Flexibles North America Inc.	2.690%	5/25/2031	20,000	18,132
	Amcor Flexibles North America Inc.	5.500%	3/17/2035	42,310	42,897
[8]	Amcor UK Finance plc	3.750%	2/20/2033	6,400	7,341
	Amrize Finance US LLC	5.400%	4/7/2035	3,300	3,361
[4]	ARC Falcon I Inc. / Arclin USA LLC / New Arclin US Holding Corp.	9.750%	3/1/2033	4,160	4,079
[4,8]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	5.000%	1/30/2031	700	818
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.250%	1/30/2031	510	514
	Ball Corp.	2.875%	8/15/2030	350	319
	Ball Corp.	5.500%	9/15/2033	1,000	1,002
	Berry Global Inc.	5.650%	1/15/2034	22,569	23,135
	BHP Billiton Finance USA Ltd.	5.125%	2/21/2032	21,897	22,408
	BHP Billiton Finance USA Ltd.	4.900%	2/28/2033	40,000	40,204
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	13,637	13,955
	BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	27,122	27,120
[4]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/2029	2,190	2,194
[4]	Canpack Group Inc. / CANPACK SA	6.000%	5/15/2031	500	500
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/2029	1,313	1,241
[4]	Chemours Co.	7.875%	3/15/2034	990	1,013
[4]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	3,125	3,013
	Commercial Metals Co.	4.125%	1/15/2030	1,000	958
[4]	Commercial Metals Co.	6.000%	12/15/2035	300	300
	Corp. Nacional del Cobre de Chile	5.950%	1/8/2034	7,625	7,895
	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	12,778	13,525
	CRH America Finance Inc.	5.000%	2/9/2036	24,988	24,577
	Dow Chemical Co.	2.100%	11/15/2030	15,733	13,913
	Dow Chemical Co.	6.300%	3/15/2033	8,000	8,437
	Eastman Chemical Co.	5.750%	3/8/2033	15,000	15,566
	Eastman Chemical Co.	5.625%	2/20/2034	25,000	25,517
	EIDP Inc.	5.125%	5/15/2032	10,000	10,169
[4]	Element Solutions Inc.	3.875%	9/1/2028	2,357	2,298
[4]	First Quantum Minerals Ltd.	8.625%	6/1/2031	555	579
	FMC Corp.	3.450%	10/1/2029	900	818

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FMC Corp.	5.650%	5/18/2033	900	794
	FMC Corp.	8.450%	11/1/2055	775	513
[4,7]	Georgia-Pacific LLC	4.900%	5/15/2033	63,260	63,095
[4]	Glencore Funding LLC	5.200%	7/1/2033	18,730	18,818
[4]	Glencore Funding LLC	5.673%	4/1/2035	30,000	30,778
[4]	Glencore Funding LLC	5.508%	4/1/2036	20,000	20,142
[4]	Graphic Packaging International LLC	4.750%	7/15/2027	2,913	2,891
[4]	Graphic Packaging International LLC	3.750%	2/1/2030	6,280	5,861
[4]	Graphic Packaging International LLC	6.375%	7/15/2032	1,000	1,000
[4]	JH North America Holdings Inc.	5.875%	1/31/2031	495	495
[4]	JH North America Holdings Inc.	6.125%	7/31/2032	600	602
	LYB International Finance III LLC	5.625%	5/15/2033	14,000	14,232
	LYB International Finance III LLC	5.500%	3/1/2034	10,000	10,010
[4]	Magnera Corp.	7.250%	11/15/2031	1,795	1,680
	Martin Marietta Materials Inc.	2.400%	7/15/2031	25,000	22,309
	Martin Marietta Materials Inc.	5.150%	12/1/2034	28,410	28,532
	Newmont Corp. / Newcrest Finance Pty Ltd.	5.350%	3/15/2034	19,440	20,060
[4]	NOVA Chemicals Corp.	4.250%	5/15/2029	3,840	3,757
[4]	Novelis Corp.	4.750%	1/30/2030	2,803	2,686
	Nucor Corp.	3.125%	4/1/2032	5,728	5,299
	Nutrien Ltd.	5.250%	3/12/2032	21,073	21,508
	Nutrien Ltd.	5.400%	6/21/2034	55,000	56,038
	OCP SA	6.100%	4/30/2030	6,435	6,575
[4]	Olympus Water US Holding Corp.	7.250%	6/15/2031	3,000	3,017
[4]	Olympus Water US Holding Corp.	7.250%	2/15/2033	2,860	2,796
	Owens Corning	5.700%	6/15/2034	45,352	47,042
[4]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	2,960	2,832
	PPG Industries Inc.	4.375%	3/15/2031	25,000	24,672
[4]	Qnity Electronics Inc.	5.750%	8/15/2032	770	778
[4]	Quikrete Holdings Inc.	6.375%	3/1/2032	2,425	2,462
[4]	Quikrete Holdings Inc.	6.750%	3/1/2033	2,720	2,758
	Rio Tinto Finance USA plc	5.250%	3/14/2035	23,370	23,804
	RPM International Inc.	2.950%	1/15/2032	3,415	3,078
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	64,092	65,068
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	33,346	33,583
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	36,850	36,316
[4]	SNF Group SACA	3.375%	3/15/2030	2,925	2,730
[4]	SNF Group SACA	5.626%	3/31/2031	2,270	2,299
[4]	Standard Building Solutions Inc.	6.250%	8/1/2033	3,810	3,810
	Suzano Austria GmbH	5.000%	1/15/2030	7,200	7,158
	Suzano Netherlands BV	5.500%	1/15/2036	9,497	9,299
	Vale Canada Ltd.	7.200%	9/15/2032	13,771	15,165
	Vale Overseas Ltd.	6.000%	2/25/2056	14,295	14,380
	Vulcan Materials Co.	5.350%	12/1/2034	18,855	19,204
	Westlake Corp.	5.550%	11/15/2035	25,000	24,991
[4]	WR Grace Holdings LLC	5.625%	8/15/2029	1,243	1,186
[4]	WR Grace Holdings LLC	7.375%	3/1/2031	275	278
[4]	WR Grace Holdings LLC	6.625%	8/15/2032	35	35
	WRKCo Inc.	4.200%	6/1/2032	4,999	4,794
					1,029,208
Real Estate (3.6%)
	Agree LP	4.800%	10/1/2032	14,314	14,152
	Agree LP	5.625%	6/15/2034	21,928	22,476
	Agree LP	5.600%	6/15/2035	15,000	15,397
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	12,881	11,854
	Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	18,889	15,784
	Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	3,000	2,531
	American Homes 4 Rent LP	2.375%	7/15/2031	10,000	8,822
	American Homes 4 Rent LP	3.625%	4/15/2032	15,000	13,975
	American Homes 4 Rent LP	5.500%	2/1/2034	10,000	10,145
	American Homes 4 Rent LP	5.500%	7/15/2034	20,000	20,079
	AvalonBay Communities Inc.	5.000%	2/15/2033	6,700	6,774
	AvalonBay Communities Inc.	5.300%	12/7/2033	10,000	10,270
	Boston Properties LP	2.450%	10/1/2033	23,000	18,762
	Boston Properties LP	6.500%	1/15/2034	12,399	13,076
	Brandywine Operating Partnership LP	8.875%	4/12/2029	3,110	3,257
	Brandywine Operating Partnership LP	6.125%	1/15/2031	340	316
	Brixmor Operating Partnership LP	2.500%	8/16/2031	10,000	8,919
	Brixmor Operating Partnership LP	5.200%	4/1/2032	13,580	13,712

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brixmor Operating Partnership LP	4.850%	2/15/2033	15,000	14,749
	Brixmor Operating Partnership LP	5.500%	2/15/2034	19,012	19,339
	COPT Defense Properties LP	2.900%	12/1/2033	2,000	1,699
	Cousins Properties LP	5.375%	2/15/2032	15,000	15,166
	Cousins Properties LP	4.875%	3/1/2033	18,485	17,876
	Crown Castle Inc.	2.500%	7/15/2031	7,000	6,198
	Crown Castle Inc.	5.800%	3/1/2034	10,780	11,100
[8]	Deutsche EuroShop AG	4.500%	10/15/2030	3,400	3,985
[8]	Digital Euro Finco LLC	3.750%	1/15/2033	1,800	2,061
	DOC DR LLC	2.625%	11/1/2031	20,000	17,790
[8]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	10,100	11,996
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	34,598	33,857
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	8,709	8,876
	Equinix Inc.	2.500%	5/15/2031	10,000	8,961
	Equinix Inc.	3.900%	4/15/2032	8,740	8,290
	ERP Operating LP	4.950%	6/15/2032	20,000	20,181
	ERP Operating LP	4.650%	9/15/2034	793	774
	Essential Properties LP	5.400%	12/1/2035	10,000	9,889
	Essex Portfolio LP	2.550%	6/15/2031	3,900	3,500
	Essex Portfolio LP	2.650%	3/15/2032	7,000	6,187
	Essex Portfolio LP	5.500%	4/1/2034	5,642	5,746
	Essex Portfolio LP	4.875%	2/15/2036	5,000	4,833
	Extra Space Storage LP	2.550%	6/1/2031	20,485	18,384
	Extra Space Storage LP	2.400%	10/15/2031	15,000	13,186
	Extra Space Storage LP	2.350%	3/15/2032	39,196	33,927
	Extra Space Storage LP	4.950%	1/15/2033	17,501	17,335
	Extra Space Storage LP	5.400%	2/1/2034	20,000	20,164
	Extra Space Storage LP	5.350%	1/15/2035	10,000	10,050
	Extra Space Storage LP	5.400%	6/15/2035	16,428	16,518
[4]	Goodman U.S. Finance Seven LLC	5.250%	4/28/2036	28,800	28,379
	Healthpeak OP LLC	5.250%	12/15/2032	25,355	25,588
	Highwoods Realty LP	2.600%	2/1/2031	20,717	18,406
	Highwoods Realty LP	5.350%	1/15/2033	20,000	19,790
	Highwoods Realty LP	7.650%	2/1/2034	59,113	65,874
	Host Hotels & Resorts LP	2.900%	12/15/2031	18,025	16,125
	Host Hotels & Resorts LP	5.700%	7/1/2034	21,275	21,641
	Hudson Pacific Properties LP	3.950%	11/1/2027	800	774
	Hudson Pacific Properties LP	5.950%	2/15/2028	1,467	1,432
	Invitation Homes Operating Partnership LP	2.000%	8/15/2031	4,000	3,436
	Invitation Homes Operating Partnership LP	4.950%	1/15/2033	20,000	19,675
[8]	IWG US Finance LLC	6.500%	6/28/2030	1,222	1,540
[8]	IWG US Finance LLC	5.125%	5/14/2032	6,300	7,491
	Kimco Realty OP LLC	3.200%	4/1/2032	1,596	1,474
	Kimco Realty OP LLC	4.600%	2/1/2033	18,000	17,746
	Kite Realty Group LP	5.200%	8/15/2032	15,000	15,085
	LXP Industrial Trust	2.375%	10/1/2031	5,000	4,350
	Mid-America Apartments LP	4.650%	1/15/2033	15,000	14,746
	Mid-America Apartments LP	5.000%	3/15/2034	6,500	6,472
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	2,012	1,446
[4,8]	MPT Operating Partnership LP / MPT Finance Corp.	7.000%	2/15/2032	1,200	1,419
[4]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	435	452
	National Health Investors Inc.	5.350%	2/1/2033	5,000	4,970
	NNN REIT Inc.	5.600%	10/15/2033	23,503	24,141
	NNN REIT Inc.	5.500%	6/15/2034	10,000	10,168
	Omega Healthcare Investors Inc.	3.250%	4/15/2033	18,900	16,721
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	5,196	4,628
	Phillips Edison Grocery Center Operating Partnership I LP	4.750%	3/15/2033	22,770	22,325
	Prologis LP	5.125%	1/15/2034	11,700	11,790
	Prologis LP	5.000%	3/15/2034	49,850	49,871
	Prologis LP	5.250%	5/15/2035	10,000	10,135
	Prologis LP	4.900%	6/15/2036	25,000	24,409
[8]	Public Property Invest A/S	4.625%	3/12/2030	19,776	23,616
[8]	Public Property Invest A/S	4.375%	10/1/2032	1,100	1,276
	Public Storage Operating Co.	5.000%	12/15/2035	10,000	9,884
	Realty Income Corp.	2.700%	2/15/2032	10,000	8,927
	Realty Income Corp.	5.625%	10/13/2032	15,000	15,638
	Realty Income Corp.	4.500%	2/1/2033	20,000	19,543
	Realty Income Corp.	4.750%	4/15/2033	20,000	19,756
	Realty Income Corp.	5.125%	4/15/2035	4,593	4,597
	Regency Centers LP	5.000%	7/15/2032	17,000	17,161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regency Centers LP	4.500%	3/15/2033	20,000	19,490
	Regency Centers LP	5.250%	1/15/2034	11,600	11,733
[11]	Region Retail Trust	5.550%	3/5/2031	22,500	15,933
	Rexford Industrial Realty LP	2.125%	12/1/2030	5,488	4,850
	Rexford Industrial Realty LP	2.150%	9/1/2031	14,430	12,505
[4]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	6/15/2033	625	644
[4]	RHP Hotel Properties LP / RHP Finance Corp.	5.750%	3/15/2034	530	527
	Sabra Health Care LP	3.200%	12/1/2031	41,626	37,635
	SBA Communications Corp.	3.125%	2/1/2029	1,155	1,112
[11]	Scentre Group Trust 1	5.350%	9/18/2035	15,000	10,072
[4]	Service Properties Trust	0.000%	9/30/2027	2,035	1,871
	Service Properties Trust	3.950%	1/15/2028	985	955
	Service Properties Trust	8.875%	6/15/2032	1,310	1,344
	Simon Property Group LP	2.650%	2/1/2032	14,298	12,786
	Simon Property Group LP	6.250%	1/15/2034	5,000	5,382
	Simon Property Group LP	4.750%	9/26/2034	10,000	9,782
	Simon Property Group LP	5.125%	10/1/2035	10,000	10,016
	UDR Inc.	1.900%	3/15/2033	4,900	4,020
	Ventas Realty LP	2.500%	9/1/2031	6,000	5,346
	Ventas Realty LP	5.100%	7/15/2032	12,264	12,406
	Ventas Realty LP	5.625%	7/1/2034	20,608	21,191
	WP Carey Inc.	2.450%	2/1/2032	10,000	8,765
[8]	WP Carey Inc.	3.750%	5/10/2035	10,600	11,867
[4]	XHR LP	4.875%	6/1/2029	335	329
					1,386,376
Technology (6.4%)
	Autodesk Inc.	5.300%	6/15/2035	14,005	14,033
	Broadcom Inc.	5.150%	11/15/2031	28,620	29,307
	Broadcom Inc.	4.550%	2/15/2032	40,000	39,699
[4]	Broadcom Inc.	4.150%	4/15/2032	54,328	52,662
	Broadcom Inc.	4.900%	7/15/2032	58,856	59,382
	Broadcom Inc.	4.300%	11/15/2032	30,000	29,280
	Broadcom Inc.	4.600%	1/15/2033	78,503	77,545
	Broadcom Inc.	2.600%	2/15/2033	15,000	13,122
	Broadcom Inc.	3.419%	4/15/2033	17,516	16,041
	Broadcom Inc.	3.469%	4/15/2034	33,335	30,075
	Broadcom Inc.	5.200%	7/15/2035	7,512	7,574
[4]	Broadcom Inc.	3.137%	11/15/2035	63,714	54,307
	Broadcom Inc.	4.950%	1/15/2036	30,000	29,663
	Broadcom Inc.	4.800%	2/15/2036	108,383	105,903
	Cadence Design Systems Inc.	4.700%	9/10/2034	28,830	28,401
[4,13]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/2029	615	323
[4,13]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/2029	1,030	551
	Cisco Systems Inc.	4.950%	2/24/2032	31,935	32,577
	Cisco Systems Inc.	5.100%	2/24/2035	25,000	25,312
[4]	Cloud Software Group Inc.	6.500%	3/31/2029	3,565	3,472
[4]	Cloud Software Group Inc.	9.000%	9/30/2029	2,860	2,808
	Cotiviti Corp.	7.625%	5/1/2031	2,480	2,346
	Crowdstrike Holdings Inc.	3.000%	2/15/2029	2,030	1,935
	Dell International LLC / EMC Corp.	5.300%	4/1/2032	46,470	47,372
	Dell International LLC / EMC Corp.	4.750%	10/6/2032	29,992	29,666
	Dell International LLC / EMC Corp.	5.750%	2/1/2033	13,126	13,670
	Dell International LLC / EMC Corp.	5.400%	4/15/2034	38,585	39,213
	Dell International LLC / EMC Corp.	4.850%	2/1/2035	36,400	35,396
	Dell International LLC / EMC Corp.	5.100%	2/15/2036	17,500	17,195
[4]	Ellucian Holdings Inc.	6.500%	12/1/2029	1,380	1,359
[4]	Foundry JV Holdco LLC	6.150%	1/25/2032	32,921	34,653
[4]	Foundry JV Holdco LLC	5.900%	1/25/2033	94,154	98,089
[4]	Foundry JV Holdco LLC	6.250%	1/25/2035	17,021	17,991
[4]	Foundry JV Holdco LLC	6.100%	1/25/2036	43,194	45,325
	Hewlett Packard Enterprise Co.	5.250%	4/1/2033	20,000	20,066
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	64,368	62,787
[4]	Ingram Micro Inc.	4.750%	5/15/2029	3,925	3,856
	Intel Corp.	4.150%	8/5/2032	26,476	25,454
	Intel Corp.	4.000%	12/15/2032	13,970	13,216
	Intel Corp.	5.200%	2/10/2033	34,473	34,928
	Intel Corp.	5.000%	8/15/2033	34,915	34,776
	Intel Corp.	5.150%	2/21/2034	21,999	22,026
	Intel Corp.	5.300%	5/15/2036	73,736	73,445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	3.734%	12/8/2047	6,000	4,283
	Intel Corp.	5.050%	8/5/2062	5,000	4,116
	International Business Machines Corp.	4.950%	2/3/2036	25,000	24,326
	Jabil Inc.	4.750%	2/1/2033	9,441	9,194
	Kyndryl Holdings Inc.	3.150%	10/15/2031	23,720	20,153
	Kyndryl Holdings Inc.	6.350%	2/20/2034	10,660	10,316
	Leidos Inc.	5.400%	3/15/2032	10,000	10,181
	Leidos Inc.	5.750%	3/15/2033	19,821	20,567
	Leidos Inc.	5.500%	3/15/2035	9,685	9,845
	Leidos Inc.	5.000%	3/15/2036	40,000	38,722
	Marvell Technology Inc.	5.950%	9/15/2033	21,369	22,531
	Marvell Technology Inc.	5.300%	4/15/2036	14,088	14,112
[4]	McAfee Corp.	7.375%	2/15/2030	1,089	882
	Motorola Solutions Inc.	2.750%	5/24/2031	23,404	21,321
	Motorola Solutions Inc.	5.200%	8/15/2032	21,728	22,042
	Motorola Solutions Inc.	5.550%	8/15/2035	52,960	54,083
	NetApp Inc.	5.500%	3/17/2032	34,940	35,737
	Oracle Corp.	5.250%	2/3/2032	71,281	70,161
	Oracle Corp.	4.800%	9/26/2032	81,379	77,367
	Oracle Corp.	6.250%	11/9/2032	7,687	7,885
	Oracle Corp.	4.900%	2/6/2033	19,000	18,040
	Oracle Corp.	5.350%	5/4/2033	129,686	125,996
	Oracle Corp.	4.700%	9/27/2034	67,201	61,256
	Oracle Corp.	5.500%	8/3/2035	33,609	32,014
	Oracle Corp.	5.200%	9/26/2035	57,834	53,842
	Oracle Corp.	5.700%	2/4/2036	77,250	74,161
	Oracle Corp.	6.700%	2/4/2056	25,000	23,036
[4]	Rocket Software Inc.	9.000%	11/28/2028	780	775
	Salesforce Inc.	4.900%	9/15/2031	50,000	49,855
	Salesforce Inc.	5.200%	3/15/2033	125,000	124,797
	Salesforce Inc.	5.550%	3/15/2036	25,000	24,926
[4]	SS&C Technologies Inc.	5.500%	9/30/2027	1,835	1,835
[4]	SS&C Technologies Inc.	6.500%	6/1/2032	720	728
	Synopsys Inc.	5.000%	4/1/2032	38,673	39,083
	Synopsys Inc.	5.150%	4/1/2035	39,000	38,988
[4]	UKG Inc.	6.875%	2/1/2031	6,035	5,871
					2,479,828
Utilities (8.6%)
	AEP Texas Inc.	5.400%	6/1/2033	20,330	20,733
	AEP Texas Inc.	5.700%	5/15/2034	18,042	18,625
	AEP Texas Inc.	5.200%	4/15/2036	20,000	19,662
	AEP Transmission Co. LLC	5.375%	6/15/2035	4,550	4,623
[11]	AGI Finance Pty Ltd.	1.815%	11/23/2028	3,390	2,224
[11]	AGI Finance Pty Ltd.	6.109%	6/28/2030	22,180	16,159
	Alabama Power Co.	3.050%	3/15/2032	3,300	3,038
	Alabama Power Co.	5.850%	11/15/2033	10,000	10,562
	Alabama Power Co.	5.100%	4/2/2035	25,000	25,227
	Ameren Corp.	5.375%	3/15/2035	47,408	48,072
	Ameren Corp.	5.000%	5/15/2036	25,000	24,441
	Ameren Illinois Co.	3.850%	9/1/2032	28,597	27,247
	Ameren Illinois Co.	4.950%	6/1/2033	36,838	37,024
	American Electric Power Co. Inc.	5.625%	3/1/2033	13,657	14,134
	American Electric Power Co. Inc.	5.800%	3/15/2056	10,000	9,967
	American Electric Power Co. Inc.	6.050%	3/15/2056	8,900	8,866
	American Water Capital Corp.	5.200%	4/1/2036	31,990	32,032
	Appalachian Power Co.	4.500%	8/1/2032	22,030	21,600
	Appalachian Power Co.	5.650%	4/1/2034	18,606	19,167
	Arizona Public Service Co.	5.550%	8/1/2033	24,630	25,319
	Arizona Public Service Co.	5.700%	8/15/2034	25,141	26,012
	Atmos Energy Corp.	5.900%	11/15/2033	760	810
[11]	Ausgrid Finance Pty Ltd.	5.408%	3/28/2031	19,000	13,392
[11]	AusNet Services Holdings Pty Ltd.	6.134%	5/31/2033	15,060	10,928
[11]	AusNet Services Holdings Pty Ltd.	6.496%	2/4/2056	10,000	6,987
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	20,000	20,460
[4]	California Buyer Ltd. / Atlantica Sustainable Infrastructure plc	6.375%	2/15/2032	1,030	1,025
	CenterPoint Energy Houston Electric LLC	3.000%	3/1/2032	12,002	10,958
	CenterPoint Energy Houston Electric LLC	4.450%	10/1/2032	37,034	36,493
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	8,360	8,396
	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	14,110	13,824

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	12,000	12,262
[4]	Clearway Energy Operating LLC	3.750%	2/15/2031	3,755	3,515
[4]	Clearway Energy Operating LLC	3.750%	1/15/2032	149	137
[5]	Comision Federal de Electricidad	5.000%	9/29/2036	4,665	4,328
	Commonwealth Edison Co.	3.150%	3/15/2032	11,850	10,979
	Commonwealth Edison Co.	4.900%	2/1/2033	14,705	14,825
	Commonwealth Edison Co.	5.300%	6/1/2034	25,100	25,764
	Constellation Energy Generation LLC	5.875%	1/15/2066	7,570	7,284
	Consumers Energy Co.	5.050%	5/15/2035	10,591	10,625
	Dominion Energy Inc.	2.250%	8/15/2031	5,000	4,424
	Dominion Energy Inc.	4.350%	8/15/2032	11,346	11,004
	Dominion Energy Inc.	5.375%	11/15/2032	11,348	11,604
	Dominion Energy Inc.	6.300%	3/15/2033	5,000	5,320
	Dominion Energy Inc.	5.250%	8/1/2033	9,317	9,408
	Dominion Energy Inc.	5.450%	3/15/2035	43,500	43,895
	Dominion Energy Inc.	6.000%	2/15/2056	13,130	13,143
	Dominion Energy Inc.	6.200%	2/15/2056	35,000	35,040
	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	10,291	9,131
	DTE Electric Co.	3.000%	3/1/2032	7,237	6,672
	DTE Electric Co.	5.200%	4/1/2033	20,000	20,513
	DTE Electric Co.	5.200%	3/1/2034	8,924	9,118
	DTE Electric Co.	5.250%	5/15/2035	21,915	22,207
	DTE Electric Co.	4.850%	3/1/2036	10,479	10,241
	DTE Energy Co.	5.850%	6/1/2034	40,000	41,909
	Duke Energy Carolinas LLC	2.850%	3/15/2032	6,676	6,075
	Duke Energy Carolinas LLC	4.950%	1/15/2033	31,821	32,223
	Duke Energy Carolinas LLC	4.850%	1/15/2034	7,163	7,148
	Duke Energy Corp.	2.550%	6/15/2031	35,000	31,613
	Duke Energy Corp.	4.500%	8/15/2032	31,587	31,120
	Duke Energy Corp.	5.750%	9/15/2033	9,975	10,423
	Duke Energy Corp.	5.450%	6/15/2034	3,134	3,205
	Duke Energy Corp.	4.950%	9/15/2035	28,171	27,562
	Duke Energy Florida LLC	5.875%	11/15/2033	26,217	27,782
	Duke Energy Indiana LLC	5.250%	3/1/2034	5,000	5,109
	Duke Energy Indiana LLC	4.950%	3/15/2036	8,330	8,185
	Duke Energy Ohio Inc.	5.250%	4/1/2033	19,999	20,443
	Duke Energy Ohio Inc.	5.300%	6/15/2035	15,000	15,192
	Duke Energy Progress LLC	5.250%	3/15/2033	15,792	16,203
	Edison International	5.250%	3/15/2032	8,860	8,741
[4]	Electricite de France SA	5.700%	5/23/2028	4,385	4,483
[4]	Electricite de France SA	4.500%	9/21/2028	5,000	4,994
	Energuate Trust 2 0	6.350%	9/15/2035	16,670	16,698
	Entergy Arkansas LLC	5.150%	1/15/2033	4,230	4,309
	Entergy Arkansas LLC	5.300%	9/15/2033	15,000	15,383
	Entergy Arkansas LLC	5.450%	6/1/2034	27,397	28,196
	Entergy Corp.	2.400%	6/15/2031	36,492	32,581
	Entergy Louisiana LLC	2.350%	6/15/2032	6,442	5,652
	Entergy Louisiana LLC	5.350%	3/15/2034	4,266	4,379
	Entergy Louisiana LLC	4.900%	4/15/2036	20,000	19,499
	Entergy Mississippi LLC	5.050%	4/15/2036	22,000	21,634
	Evergy Kansas Central Inc.	5.250%	3/15/2035	27,830	28,023
	Evergy Metro Inc.	5.400%	4/1/2034	12,599	12,926
[4]	Evergy Missouri West Inc.	5.250%	12/15/2035	13,950	13,753
	Eversource Energy	3.375%	3/1/2032	25,000	22,991
	Eversource Energy	5.125%	5/15/2033	2,000	2,001
	Eversource Energy	5.500%	1/1/2034	2,000	2,034
	Exelon Corp.	3.350%	3/15/2032	16,084	14,857
	Exelon Corp.	5.300%	3/15/2033	16,500	16,880
	Exelon Corp.	5.450%	3/15/2034	21,628	22,146
	Exelon Corp.	6.500%	3/15/2055	15,000	15,499
	FirstEnergy Corp.	2.250%	9/1/2030	4,097	3,694
	FirstEnergy Transmission LLC	4.750%	1/15/2033	9,093	8,986
	FirstEnergy Transmission LLC	5.000%	1/15/2035	19,800	19,521
[4,7]	Generadora De Gatun SA	6.874%	9/30/2044	10,965	10,965
	Georgia Power Co.	4.700%	5/15/2032	34,199	34,308
	Georgia Power Co.	4.950%	5/17/2033	59,290	59,724
[4]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	3,235	3,248
	Idaho Power Co.	5.200%	8/15/2034	7,670	7,780
	Idaho Power Co.	4.850%	3/1/2036	20,000	19,579
	Interstate Power & Light Co.	5.600%	6/29/2035	20,000	20,519

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	ITC Holdings Corp.	5.400%	6/1/2033	17,360	17,605
[4]	Jersey Central Power & Light Co.	5.150%	1/15/2036	31,570	31,388
	Kentucky Utilities Co.	5.450%	4/15/2033	7,370	7,591
	Louisville Gas & Electric Co.	5.450%	4/15/2033	5,900	6,093
	National Fuel Gas Co.	5.950%	3/15/2035	15,000	15,570
	National Grid plc	5.809%	6/12/2033	23,970	25,005
	National Grid plc	5.418%	1/11/2034	24,400	24,901
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	5,465	5,766
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/2032	12,327	10,888
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	45,000	46,131
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	21,839	22,116
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	25,000	25,487
	NextEra Energy Capital Holdings Inc.	6.500%	8/15/2055	14,290	14,838
	NiSource Inc.	5.400%	6/30/2033	20,391	20,902
	NiSource Inc.	5.350%	4/1/2034	19,110	19,482
	NiSource Inc.	5.350%	7/15/2035	50,000	50,446
	Northern States Power Co.	5.050%	5/15/2035	21,430	21,554
[4]	Nova Securitisation Sarl	6.500%	2/3/2036	14,028	13,580
[4]	NRG Energy Inc.	5.750%	7/15/2029	545	545
[4]	NRG Energy Inc.	5.750%	1/15/2034	1,545	1,534
[4]	NRG Energy Inc.	5.875%	5/15/2034	1,000	996
[4]	NRG Energy Inc.	6.250%	11/1/2034	5,305	5,368
	NSTAR Electric Co.	5.400%	6/1/2034	25,000	25,578
[11]	NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/2029	10,000	6,607
[11]	NSW Electricity Networks Finance Pty Ltd.	2.543%	9/23/2030	30,000	18,773
[4]	Ohio Edison Co.	5.500%	1/15/2033	21,638	22,182
	Ohio Power Co.	5.650%	6/1/2034	29,307	30,134
	Oklahoma Gas & Electric Co.	5.400%	1/15/2033	11,275	11,629
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	30,000	31,391
	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	11,110	11,320
	Pacific Gas & Electric Co.	2.500%	2/1/2031	67,175	60,432
	Pacific Gas & Electric Co.	3.250%	6/1/2031	25,357	23,447
	Pacific Gas & Electric Co.	5.900%	6/15/2032	7,000	7,267
	Pacific Gas & Electric Co.	6.150%	1/15/2033	5,220	5,472
	Pacific Gas & Electric Co.	6.400%	6/15/2033	2,000	2,126
	Pacific Gas & Electric Co.	6.950%	3/15/2034	9,566	10,496
	Pacific Gas & Electric Co.	5.800%	5/15/2034	12,550	12,863
	Pacific Gas & Electric Co.	5.200%	5/1/2036	28,730	28,002
	Pacific Gas & Electric Co.	4.500%	7/1/2040	18,800	16,155
	Pacific Gas & Electric Co.	4.750%	2/15/2044	2,560	2,139
[4]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/2028	3,215	3,163
	Potomac Electric Power Co.	5.200%	3/15/2034	17,805	18,115
	PPL Capital Funding Inc.	5.250%	9/1/2034	44,253	44,670
[4]	PSEG Power LLC	5.750%	5/15/2035	37,275	37,953
	Public Service Co. of Colorado	5.350%	5/15/2034	13,890	14,125
	Public Service Co. of Colorado	5.150%	9/15/2035	8,000	7,958
	Public Service Co. of Colorado	5.050%	6/15/2036	24,040	23,608
	Public Service Co. of Oklahoma	5.250%	1/15/2033	30,402	30,850
	Public Service Co. of Oklahoma	5.200%	1/15/2035	2,163	2,150
	Public Service Co. of Oklahoma	5.450%	1/15/2036	26,587	26,774
	Public Service Electric & Gas Co.	4.900%	12/15/2032	10,000	10,112
	Public Service Electric & Gas Co.	5.200%	3/1/2034	5,000	5,087
	Public Service Enterprise Group Inc.	2.450%	11/15/2031	21,929	19,489
	Public Service Enterprise Group Inc.	6.125%	10/15/2033	5,000	5,304
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	25,000	25,472
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	29,440	29,702
	San Diego Gas & Electric Co.	5.200%	3/15/2036	25,000	24,927
	Sempra	5.500%	8/1/2033	4,890	5,035
	Sempra	5.250%	3/15/2036	25,000	24,685
	Sempra	6.550%	4/1/2055	20,000	20,158
	Southern California Edison Co.	2.500%	6/1/2031	8,000	7,140
	Southern California Edison Co.	5.450%	6/1/2031	8,930	9,134
	Southern California Edison Co.	2.750%	2/1/2032	7,000	6,236
	Southern California Edison Co.	4.800%	3/15/2033	28,630	28,023
	Southern California Edison Co.	5.200%	6/1/2034	23,160	22,916
	Southern Co.	5.700%	10/15/2032	11,788	12,320
	Southern Co.	5.200%	6/15/2033	45,477	45,984
	Southern Co.	5.700%	3/15/2034	15,000	15,529
	Southern Co.	6.375%	3/15/2055	15,000	15,460
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	23,885	24,865

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	23,670	23,398
	Southern Power Co.	4.900%	10/1/2035	23,310	22,583
	Southwestern Electric Power Co.	5.300%	4/1/2033	46,990	47,631
	Southwestern Electric Power Co.	5.200%	4/1/2036	9,380	9,254
[9]	SW Finance I plc	7.750%	10/31/2031	10,251	14,536
[4]	Talen Energy Supply LLC	6.125%	5/1/2031	1,700	1,703
[4]	Talen Energy Supply LLC	6.500%	2/1/2036	645	648
	Union Electric Co.	5.200%	4/1/2034	1,053	1,069
	Virginia Electric & Power Co.	2.300%	11/15/2031	10,000	8,880
	Virginia Electric & Power Co.	2.400%	3/30/2032	4,611	4,077
	Virginia Electric & Power Co.	5.000%	4/1/2033	14,810	14,939
	Virginia Electric & Power Co.	5.300%	8/15/2033	25,000	25,571
	Virginia Electric & Power Co.	5.000%	1/15/2034	14,542	14,525
[4]	Vistra Operations Co. LLC	7.750%	10/15/2031	2,369	2,485
[4]	Vistra Operations Co. LLC	6.875%	4/15/2032	310	324
[4]	Vistra Operations Co. LLC	5.250%	4/30/2033	54,530	54,302
[4]	Vistra Operations Co. LLC	5.250%	10/15/2035	25,000	24,267
[4]	Vistra Operations Co. LLC	5.550%	4/30/2036	35,000	34,700
	WEC Energy Group Inc.	5.625%	5/15/2056	15,000	14,877
	Xcel Energy Inc.	2.350%	11/15/2031	21,000	18,475
	Xcel Energy Inc.	4.600%	6/1/2032	19,000	18,698
	Xcel Energy Inc.	5.450%	8/15/2033	12,000	12,251
	Xcel Energy Inc.	5.600%	4/15/2035	25,077	25,554
[4]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	2,865	2,844
[4]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	1,475	1,534
[4]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	1,245	1,330
[9]	Yorkshire Water Finance plc	1.750%	10/27/2032	8,200	8,656
[9]	Yorkshire Water Finance plc	5.500%	4/28/2035	4,200	5,322
					3,324,797
Total Corporate Bonds (Cost $33,164,065)					33,276,832
Floating Rate Loan Interests (0.2%)
[6]	American Airlines Inc. Term Loan B, TSFR3M + 2.750%	6.425%	5/28/2032	929	924
[6]	Asurion LLC Term Loan B-14, TSFR3M + 3.750%	7.413%	2/23/2033	4,962	4,879
[6]	Athenahealth Group Inc. Term Loan B, TSFR1M + 2.750%	6.402%	2/15/2029	3,953	3,936
[6]	Barnes Group Inc. Term Loan B, TSFR1M + 2.500%	6.152%	1/27/2032	2,420	2,421
[6]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.750%	7.402%	1/15/2031	7,035	7,066
[6]	Beach Acquisition Bidco LLC Term Loan B, TSFR3M + 3.250%	6.950%	9/12/2032	6,982	7,011
[6,14]	Betclic Everest Group	—%	12/10/2031	170	170
[6]	Boots Group Bidco Ltd. Term Loan, TSFR3M + 3.250%	6.924%	8/30/2032	484	486
[6]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.152%	5/6/2030	194	195
[6]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	6.402%	1/28/2032	6,965	6,995
[6]	Dayforce Inc. Term Loan, TSFR3M + 3.000%	6.663%	2/4/2033	2,805	2,642
[6,8,14]	Electronic Arts Inc.	—%	3/24/2033	2,265	2,395
[6]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 3.750%	7.402%	4/23/2031	1,980	1,955
[6]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.250%	5.950%	8/15/2030	1,900	1,901
[6]	First Student Bidco Inc. Term Loan C, TSFR3M + 2.250%	5.950%	8/15/2030	348	348
[6]	Froneri Lux Finco Sarl Term Loan B-6, TSFR6M + 2.250%	5.877%	9/30/2032	391	388
[6]	Graham Packaging Co. Inc. Term Loan B, TSFR1M + 2.250%	5.902%	1/26/2033	275	274
[6]	Gryphon Acquire Newco LLC Term Loan B, TSFR3M + 3.000%	6.675%	9/13/2032	3,485	3,492
[6]	Hologic Inc. Term Loan B, TSFR3M + 2.250%	5.924%	4/7/2033	3,090	3,074
[6]	Lavender Dutch BorrowerCo BV Term Loan, TSFR3M + 3.250%	6.950%	12/30/2032	1,870	1,857
[6]	LifePoint Health Inc. Term Loan B, TSFR3M + 3.750%	7.423%	5/19/2031	1,446	1,440
[6,8,14]	LSF12 Pillar Investments Sarl	—%	4/30/2033	600	701
[6]	McAfee LLC Term Loan B, TSFR1M + 3.000%	6.652%	3/1/2029	6,930	6,087
[6]	Men's Wearhouse Inc. Term Loan B, TSFR3M + 5.750%	9.414%	1/28/2031	885	892
[6]	Nexstar Broadcasting Inc. Term Loan B-7, TSFR1M + 2.750%	6.402%	3/18/2033	1,955	1,953
[6]	Opal Bidco SAS Term Loan B-4, TSFR3M + 3.000%	6.700%	4/28/2032	2,987	2,999
[6]	Orion US Finco Inc. Term Loan, TSFR3M + 3.500%	7.169%	10/8/2032	2,760	2,755
[6]	Rocket Software Inc. Term Loan B, TSFR1M + 3.750%	7.402%	11/28/2028	1,186	1,129
[6]	Sazerac Co. Inc. Term Loan B, TSFR1M + 2.000%	5.660%	7/9/2032	4,873	4,866
[6]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 1.750%	5.450%	11/5/2028	4,057	4,078
[6]	TK Elevator Midco GmbH Term Loan B, TSFR3M + 2.750%	6.442%	4/30/2030	595	600
[6]	TK Elevator Midco GmbH Term Loan B, TSFR6M + 2.750%	6.377%	4/30/2030	3,027	3,053
[6]	TKO Worldwide Holdings LLC Term Loan, TSFR3M + 2.000%	5.664%	11/21/2031	504	505
[6]	TransDigm Inc. Term Loan L, TSFR1M + 2.500%	6.152%	1/19/2032	15	15
[6]	TransDigm Inc. Term Loan M, TSFR1M + 2.500%	6.152%	8/19/2032	6,982	6,994
[6]	TransDigm Inc. Term Loan N, TSFR1M + 2.500%	6.152%	2/13/2033	280	280
[6]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	8.450%	5/6/2032	2,105	2,079

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Versant Media Group Inc. Term Loan B, TSFR3M + 3.500%	7.200%	1/30/2031	340	341
Total Floating Rate Loan Interests (Cost $94,192)					93,176
Sovereign Bonds (5.7%)
[8]	Bank Gospodarstwa Krajowego	4.000%	3/13/2032	4,668	5,619
	Bank Gospodarstwa Krajowego	5.375%	5/22/2033	36,000	36,741
	Banque Ouest Africaine de Developpement	5.000%	7/27/2027	626	624
	Dominican Republic	4.500%	1/30/2030	9,776	9,406
	Dominican Republic	7.050%	2/3/2031	6,300	6,634
	Eagle Funding Luxco Sarl	5.500%	8/17/2030	41,210	41,528
	Government of Bermuda	4.750%	2/15/2029	18,860	18,950
	Government of Bermuda	5.000%	7/15/2032	17,180	17,277
[15]	Province of Alberta	3.950%	6/1/2035	75,000	55,313
[15]	Province of British Columbia	4.000%	6/18/2035	225,000	166,149
[15]	Province of Ontario	3.950%	12/2/2035	100,000	73,503
[15]	Province of Quebec	4.000%	9/1/2035	100,000	73,773
	Republic of Argentina	1.000%	7/9/2029	4,666	4,160
[16]	Republic of Argentina, 1.750% coupon rate effective 7/9/2027	0.750%	7/9/2030	59,171	50,998
[16]	Republic of Argentina, 4.375% coupon rate effective 7/9/2027	4.125%	7/9/2046	10,492	7,371
	Republic of Bulgaria	5.000%	3/5/2037	1	1
[5]	Republic of Costa Rica	6.550%	4/3/2034	14,667	15,727
[5]	Republic of Ecuador	0.000%	7/31/2030	5,434	4,673
	Republic of Hungary	6.250%	9/22/2032	12,795	13,646
[8]	Republic of Hungary	4.250%	5/26/2033	66,183	78,747
[8]	Republic of Hungary	5.375%	9/12/2033	53,452	67,601
	Republic of Hungary	6.000%	9/26/2035	10,804	11,235
	Republic of Indonesia	4.850%	1/11/2033	18,780	18,653
[8]	Republic of Indonesia	1.100%	3/12/2033	10,460	10,013
[8]	Republic of Indonesia	3.750%	10/16/2033	18,100	20,558
[8]	Republic of Indonesia	4.100%	3/4/2034	20,347	23,345
	Republic of Latvia	5.125%	7/30/2034	30,000	30,150
	Republic of Panama	2.252%	9/29/2032	96,997	82,012
	Republic of Panama	3.298%	1/19/2033	1,566	1,404
[5]	Republic of Panama	5.227%	2/23/2034	58,509	58,393
	Republic of Panama	8.125%	4/28/2034	2,769	3,090
	Republic of Panama	6.400%	2/14/2035	15,000	16,025
[5]	Republic of Panama	5.662%	2/23/2038	19,958	20,074
[5]	Republic of Paraguay	4.950%	4/28/2031	19,600	19,683
	Republic of Peru	2.844%	6/20/2030	16,360	15,306
	Republic of Peru	2.783%	1/23/2031	37,202	34,215
	Republic of Peru	8.750%	11/21/2033	4,107	5,032
[8]	Republic of Philippines	3.625%	2/4/2032	37,290	43,220
	Republic of Poland	5.375%	2/12/2035	32,000	32,600
	Republic of Poland	5.375%	4/14/2036	27,505	27,661
[4,7]	Republic of Serbia	5.500%	5/6/2036	25,000	24,360
	Republic of South Africa	4.850%	9/30/2029	2,230	2,214
	Republic of Turkiye	5.950%	1/15/2031	2,640	2,590
	Republic of Turkiye	7.125%	7/17/2032	36,145	36,741
	Republic of Turkiye	6.300%	3/14/2033	12,370	11,941
	Romania	7.125%	1/17/2033	25,000	26,517
[8]	Romania	5.375%	6/7/2033	25,000	28,815
	Romania	6.375%	1/30/2034	2,960	2,993
[4]	Romania	5.750%	7/4/2036	35,531	33,470
	State of Israel	5.375%	3/12/2029	30,821	31,306
	State of Israel	5.375%	2/19/2030	64,225	65,430
	State of Israel	4.500%	1/13/2031	111,465	109,679
	United Mexican States	2.659%	5/24/2031	80,578	71,719
	United Mexican States	4.750%	4/27/2032	50,661	48,936
	United Mexican States	5.850%	7/2/2032	188,024	191,397
	United Mexican States	5.375%	3/22/2033	185,585	182,499
	United Mexican States	4.875%	5/19/2033	46,860	44,712
	United Mexican States	5.625%	2/9/2034	40,000	39,532
	United Mexican States	3.500%	2/12/2034	29,307	25,124
	United Mexican States	6.875%	5/13/2037	6,284	6,642
[8]	United Mexican States	5.125%	3/19/2038	2,405	2,770
	United Mexican States	3.771%	5/24/2061	10,900	6,577
Total Sovereign Bonds (Cost $2,205,754)					2,217,074

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.1%)
	Empire State Development Corp. Income Tax Revenue	3.900%	3/15/2033	320	311
	Empire State Development Corp. Income Tax Revenue, Prere.	3.900%	3/15/2029	80	79
	New York State Dormitory Authority Income Tax Revenue	5.289%	3/15/2033	532	540
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/2035	2,440	2,410
	Sonoma County CA Miscellaneous Revenue	6.000%	12/1/2029	2,600	2,691
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/2030	19,000	17,446
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/2035	3,954	4,060
	University of California College & University Revenue	1.614%	5/15/2030	5,025	4,558
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/2032	8,000	7,856
Total Taxable Municipal Bonds (Cost $39,707)					39,951
				Shares
Exchange-Traded Fund (0.4%)
[17]	Vanguard Intermediate-Term Corporate Bond ETF (Cost $167,670)			2,000,000	165,700

Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[18]	Vanguard Market Liquidity Fund (Cost $223,399)	3.685%		2,234,215	223,399

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
5-Year CDX-NA-IG-S46-V1, Credit Protection Purchased, Pays 1.000% Quarterly	MSBNA	7/15/2026	0.575%	875,000	1,688
Total Options Purchased (Cost $1,618)					1,688
Total Investments (100.1%) (Cost $38,707,668)					38,802,979
Other Assets and Liabilities—Net (-0.1%)					(39,090)
Net Assets (100%)					38,763,889
Cost is in $000.
1	Securities with a value of $6,952 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $142,296 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $56,083 have been segregated as initial margin for open futures contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $2,540,442, representing 6.6% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2026.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Payment-in-kind (PIK) security which may pay interest as additional principal.
11	Face amount denominated in Australian dollars.
12	Non-income-producing security—security in default.
13	Security value determined using significant unobservable inputs.
14	Represents an unsettled loan as of April 30, 2026. The coupon rate is not known until the settlement date.
15	Face amount denominated in Canadian dollars.
16	Step bond.
17	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
MSBNA—Morgan Stanley Bank, N.A.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
5-Year CDX-NA-IG-S45-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	5/20/2026	0.700%	910,000	(68)
5-Year CDX-NA-IG-S45-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	5/20/2026	0.750%	450,000	(22)
5-Year CDX-NA-IG-S46-V1, Credit Protection Sold, Receives 1.000% Quarterly	MSBNA	6/17/2026	0.900%	425,000	(93)
5-Year CDX-NA-IG-S46-V1, Credit Protection Sold, Receives 1.000% Quarterly	MSBNA	7/15/2026	0.700%	875,000	(842)
Total Options Written (Premiums Received $2,975)					(1,025)
GSI—Goldman Sachs International.
MSBNA—Morgan Stanley Bank, N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year Government of Canada Bond	June 2026	791	65,727	(118)
10-Year U.S. Treasury Note	June 2026	14,533	1,607,259	(10,026)
Euro-Schatz	June 2026	224	27,801	(54)
Ultra 10-Year U.S. Treasury Note	June 2026	9,082	1,024,989	(2,755)
				(12,953)

Short Futures Contracts
2-Year U.S. Treasury Note	June 2026	(1,528)	(316,487)	535
5-Year U.S. Treasury Note	June 2026	(3,923)	(423,040)	(124)
10-Year Government of Canada Bond	June 2026	(5,064)	(444,123)	11,040
10-Year Japanese Government Bond	June 2026	(68)	(56,144)	863
AUD 3-Year Treasury Bond	June 2026	(1,171)	(87,149)	431
AUD 10-Year Treasury Bond	June 2026	(1,621)	(124,947)	904
Euro-Bobl	June 2026	(896)	(121,406)	1,899
Euro-Bund	June 2026	(1,875)	(275,866)	6,425
Euro-Buxl	June 2026	(5)	(640)	21
Long Gilt	June 2026	(137)	(16,142)	1,107
Long U.S. Treasury Bond	June 2026	(1,077)	(121,533)	3,551
Ultra Long U.S. Treasury Bond	June 2026	(1,452)	(167,025)	6,663
				33,315
				20,362

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	6/17/2026	AUD	5,877	USD	4,185	42	—
Bank of Montreal	6/17/2026	AUD	3,318	USD	2,327	59	—
Canadian Imperial Bank of Commerce	6/17/2026	AUD	3,265	USD	2,267	82	—
Wells Fargo Bank N.A.	6/17/2026	CAD	221,183	USD	163,011	153	—
State Street Bank & Trust Co.	6/17/2026	EUR	41,389	USD	48,056	629	—
JPMorgan Chase Bank, N.A.	6/17/2026	EUR	15,465	USD	17,983	209	—
JPMorgan Chase Bank, N.A.	6/17/2026	EUR	4,809	USD	5,683	—	(26)
Toronto-Dominion Bank	6/17/2026	EUR	4,223	USD	4,854	114	—
Wells Fargo Bank N.A.	6/17/2026	EUR	1,695	USD	1,991	3	—
Wells Fargo Bank N.A.	6/17/2026	GBP	8,890	USD	11,845	251	—
State Street Bank & Trust Co.	6/17/2026	GBP	2,819	USD	3,770	66	—
Toronto-Dominion Bank	6/17/2026	GBP	1,531	USD	2,042	41	—
BNP Paribas	6/17/2026	USD	276,477	AUD	385,702	—	(958)
Toronto-Dominion Bank	6/17/2026	USD	4,199	AUD	6,038	—	(144)
State Street Bank & Trust Co.	6/17/2026	USD	3,840	AUD	5,603	—	(191)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	3,137	AUD	4,530	—	(122)
Wells Fargo Bank N.A.	6/17/2026	USD	2,519	AUD	3,523	—	(15)
Royal Bank of Canada	6/17/2026	USD	1,139	AUD	1,642	—	(43)
Bank of America, N.A.	6/17/2026	USD	1,012	AUD	1,418	—	(8)
State Street Bank & Trust Co.	6/17/2026	USD	540,966	CAD	731,188	1,578	—
Barclays Bank plc	6/17/2026	USD	367	CAD	500	—	(2)
Wells Fargo Bank N.A.	6/17/2026	USD	159,716	EUR	137,836	—	(2,415)
Toronto-Dominion Bank	6/17/2026	USD	129,732	EUR	111,383	—	(1,284)
HSBC Bank plc	6/17/2026	USD	105,043	EUR	90,214	—	(1,073)
State Street Bank & Trust Co.	6/17/2026	USD	81,030	EUR	69,909	—	(1,202)

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
UBS AG	6/17/2026	USD	74,802	EUR	64,418	—	(970)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	6,449	EUR	5,572	—	(104)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	6,258	EUR	5,288	37	—
Wells Fargo Bank N.A.	6/17/2026	USD	2,026	EUR	1,720	3	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	61,945	GBP	46,009	—	(656)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	1,630	JPY	255,873	—	(11)
						3,267	(9,224)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S46-V1	6/21/2031	USD	203,460	5.000	15,685	7,108
CDX-NA-IG-S46-V1	6/21/2031	USD	2,219,779	1.000	49,226	10,178
Republic of Indonesia	6/21/2031	USD	125,138	1.000	617	504
Republic of Philippines	6/21/2031	USD	142,857	1.000	1,614	603
					67,142	18,393

Credit Protection Purchased
iTraxx Europe-S45-V1	6/21/2031	EUR	50,000	(1.000)	(1,202)	(408)
					65,940	17,985
1 Periodic premium received/(paid) quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)

Credit Protection Purchased
Unibail-Rodamco-Westfield SE	6/21/2028	JPMC	3,300[2]	(1.000)	(60)	74	—	(134)
1 Periodic premium received/(paid) quarterly.
2 Notional amount denominated in euro.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At April 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $7,074 in connection with open forward currency contracts and open over-the-counter swap contracts.

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
4/9/2029	N/A	280,000	3.647[1]	(3.640)[2]	378	378
4/9/2031	N/A	174,000	3.673[2]	(3.647)[1]	(329)	(329)
					49	49
1	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
2	Interest payment received/(paid) annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D.	Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
E.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,324,291	—	2,324,291
Asset-Backed/Commercial Mortgage-Backed Securities	—	460,868	—	460,868
Corporate Bonds	—	33,275,958	874	33,276,832
Floating Rate Loan Interests	—	93,176	—	93,176
Sovereign Bonds	—	2,217,074	—	2,217,074
Taxable Municipal Bonds	—	39,951	—	39,951
Exchange-Traded Fund	165,700	—	—	165,700
Temporary Cash Investments	223,399	—	—	223,399
Options Purchased	—	1,688	—	1,688
Total	389,099	38,413,006	874	38,802,979
Derivative Financial Instruments
Assets
Futures Contracts[1]	33,439	—	—	33,439
Forward Currency Contracts	—	3,267	—	3,267
Swap Contracts[1]	—	18,771	—	18,771
Total	33,439	22,038	—	55,477
Liabilities
Options Written	—	(1,025)	—	(1,025)
Futures Contracts[1]	(13,077)	—	—	(13,077)
Forward Currency Contracts	—	(9,224)	—	(9,224)
Swap Contracts[1]	—	(871)	—	(871)
Total	(13,077)	(11,120)	—	(24,197)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
I.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2026 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2026 Market Value ($000)
Vanguard Intermediate-Term Corporate Bond ETF	167,900	—	—	—	(2,200)	1,953	—	165,700
Vanguard Market Liquidity Fund	693,478	NA1	NA1	(2)	(7)	2,640	—	223,399
Total	861,378	—	—	(2)	(2,207)	4,593	—	389,099
1	Not applicable—purchases and sales are for temporary cash investment purposes.